UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10223

Voya Credit Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: March 1, 2022 to August 31, 2022

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Voya Investment Management

Semi-Annual Report

August 31, 2022

Voya Credit Income Fund

(formerly, Voya Senior Income Fund)

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the fund's annual and semi-annual shareholder reports, like this semi-annual shareholder report, are not sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds' website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from the fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let the fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund's investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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INVESTMENT MANAGEMENT

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Voya Credit Income Fund

SEMI-ANNUAL REPORT

August 31, 2022

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Voya Credit Income Fund

PERFORMANCE AND STATISTICS

Voya Credit Income Fund* (the "Fund") is a continuously offered, diversified, closed-end management investment company that seeks to provide investors with a high level of monthly income. Effective June 30, 2022, the Fund seeks to achieve this objective by investing under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in floating-rate obligations, fixed-income securities, and derivative instruments intended to provide economic exposure to such credit sectors. Prior to June 30, 2022, the Fund sought to invest at least 80% of its net assets (plus borrowings for investment purposes) in U.S. dollar-denominated floating rate secured senior loans.

PORTFOLIO CHARACTERISTICS AS OF AUGUST 31, 2022
Net Assets	$136,197,835
Total Assets	$191,363,662
Assets Invested in Senior Loans	$112,122,875
Senior Loans Represented	327
Average Amount Outstanding per Loan	$342,883
Industries Represented	42
Average Loan Amount per Industry	$2,669,592
Portfolio Turnover Rate (YTD)	40%
Weighted Average Days to Interest Rate Reset	38
Average Loan Final Maturity	58 months
Total Leverage as a Percentage of Total Assets	25.71%

PERFORMANCE SUMMARY

During the period ended August 31, 2022, the Fund's Class A shares distributed total dividends of $0.27, which were all characterized as net investment income, resulting in an average annualized distribution rate(1) of 6.56%. The Fund's Class I and Class W shares each distributed total dividends of $0.28, which were all characterized as net investment income, resulting in an average annualized distribution rate(1) of 6.85% and 6.81%, respectively. During the same period, the Fund's Class C shares distributed total dividends of $0.24, which were all characterized as net investment income, resulting in an average annualized distribution rate(1) of 6.08%.

The Fund's total return for the period ended August 31, 2022, excluding sales charges and based on full reinvestment of dividends, for Class A, Class C, Class I and Class W was -5.61%, -5.95%, -5.60%, and -5.58%, respectively.(2) For the same period, the Morningstar LSTA US Leveraged Loan Index (the "Index")(3) had a total return of -0.86%.

(1)  The distribution rate is calculated by annualizing the dividends and distributions declared during the last month of the period (i.e., divide the current month's dividend by the number of days in the related month and multiply by the number of days in the fiscal year) and then dividing the resulting figure by the reporting period-end NAV. The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate includes distributions from net investment income. The tax characterization of dividends and distributions will be determined after the Fund's tax year-end.

(2)  Total returns shown include, if applicable, the effect of fee waivers and/or expense reimbursements by Voya Investments, LLC. Had all fees and expenses been considered, the total returns would have been lower.

(3)  The Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Morningstar and the Loan Syndications and Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. The Index is not subject to any fees or expenses. An investor cannot invest directly in an index.

Voya Credit Income Fund

PERFORMANCE AND STATISTICS (continued)

Ratings Distribution as of August 31, 2022
BB or above	29.57%
B	58.67%
CCC or below	9.07%
Not rated*	2.69%

Loan ratings apply to the underlying holdings of the Fund and not the Fund itself. Ratings distribution shows the percentage of the Fund's loan commitments (excluding cash and foreign cash) that are rated in each ratings category, based upon the categories provided by Standard & Poor. Ratings distribution is based on Standard & Poor's senior secured facility ratings. The Standard & Poor's rating scale is as follows, from excellent (high grade) to poor (including default): AAA to D, with intermediate ratings offered at each level between AA and CCC. Anything lower than a BBB-rating is considered a non-investment grade or junk bond. Any security that is not rated by Standard & Poor's is placed in the NR (Not Rated) category. Ratings can change from time to time, and current ratings may not fully reflect the actual credit condition or risks posed by a loan.

*  Not rated includes loans to non-U.S. borrowers (which are typically unrated) and loans for which the rating has been withdrawn.

	Average Annual Total Net Returns for the Periods Ended August 31, 2022
	1 Year	3 Years	5 Years	10 Years
Including Sales Charge:
Class A(1)	-7.08%	-2.35%	-0.36%	2.34%
Class C(2)	-6.09%	-2.03%	-0.37%	2.09%
Class I	-4.48%	-1.32%	0.36%	2.86%
Class W	-4.46%	-1.32%	0.37%	2.86%
Excluding Sales Charge:
Class A	-4.69%	-1.54%	0.14%	2.61%
Class C	-5.18%	-2.03%	-0.37%	2.09%
Class I	-4.48%	-1.32%	0.36%	2.86%
Class W	-4.46%	-1.32%	0.37%	2.86%
Index	0.37%	3.16%	3.53%	3.89%

Total net returns shown include, if applicable, the effect of fee waivers and/or expense reimbursements by Voya Investments, LLC. Had all fees and expenses been considered, the total net returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's future performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month-end.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The commentary provided was based in part upon attribution analysis from FactSet and is for informational purposes only and is not intended as investment advice. The commentary may reference current holdings as well as holdings that may have been sold during the period. Performance figures for individual sectors and individual holdings in FactSet attribution are gross of fees. Results are on a gross-of-fees basis.

(1)  Reflects deduction of the maximum Class A sales charge of 2.50%. Effective June 30, 2020, there is no front-end sales charge if you purchase Class A Common Shares in an amount of $500,000 or more. However, the shares will be subject to a 1.00% Early Withdrawal Charge ("EWC") if they are repurchased by the Fund within one year of purchase. Prior to June 30, 2020, there was no front-end sales charge if you purchased Class A Common Shares in the amount of $500,000 or more. However, the shares were subject to a 1.00% EWC if they were repurchased by the Fund within six months of purchase. Prior to May 1, 2017, there was no front-end sales charge if you purchased Class A Common Shares in the amount of $1 million or more. However, the shares were subject to a 1.00% EWC if they were repurchased by the Fund within one year of purchase.

(2)  Class C maximum EWC is 1.00% for the first year.

Voya Credit Income Fund

PERFORMANCE AND STATISTICS (continued)

YIELDS AND DISTRIBUTION RATES
	30-Day SEC Yields(1)
	Class A	Class C	Class I	Class W
August 31, 2022	5.30%	4.79%	5.55%	5.52%
February 28, 2022	3.83%	3.32%	4.08%	4.08%
	Average Annualized Distribution Rates(2)
	Class A	Class C	Class I	Class W
August 31, 2022	6.56%	6.08%	6.85%	6.81%
February 28, 2022	4.36%	3.87%	4.63%	4.61%

(1)  Yield is calculated by dividing the Fund's net investment income per share for the most recent thirty days by the net asset value. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Fund's yield consistent with the U.S. Securities and Exchange Commission ("SEC") standardized yield formula.

(2)  The distribution rate is calculated by annualizing the dividends declared during the last month of the period (i.e., divide the current month's dividend by the number of days in the related month and multiply by the number of days in the fiscal year) and then dividing the resulting figure by the reporting period-end NAV. The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate includes distributions from net investment income. The tax characterization of dividends and distributions will be determined after the Fund's tax year-end.

In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:

Derivative Risk: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.

Credit Risk: Prices of the Fund's investments are likely to fall if the actual or perceived financial health of the borrowers on, or issuers of, such investments deteriorates, whether because of broad economic or issuer-specific reasons, or if the borrower or issuer is late (or defaults) in paying interest or principal. The Fund invests a substantial portion of its assets in below investment-grade senior loans and other below investment-grade assets. Below investment-grade loans commonly known as high-yielding, high risk investments or as "junk" investments involve a greater risk that borrowers may not make timely payment of the interest and principal due on their loans and are subject to greater levels of credit and liquidity risks. They also involve a greater risk that the value of such loans could decline significantly. If borrowers do not make timely payments of the interest due on their loans, the yield on the Fund's Common Shares will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the value of the Fund's net asset value ("NAV") will decrease.

Voya Credit Income Fund

PERFORMANCE AND STATISTICS (continued)

Interest Rate Risk: Changes in short-term market interest rates will directly affect the yield on Common Shares. If short-term market interest rates fall, the yield on Common Shares will also fall. To the extent that the interest rate spreads on loans in the Fund's portfolio experience a general decline, the yield on the Common Shares will fall and the value of the Fund's assets may decrease, which will cause the Fund's NAV to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Fund's portfolio, the impact of rising rates will be delayed to the extent of such lag. With respect to investments in fixed rate instruments, a rise in market interest rates generally causes values of such instruments to fall. The values of fixed rate instruments with longer maturities or duration are more sensitive to changes in market interest rates.

As of the date of this report, the United States experiences a rising market interest rate environment, which may increase the Fund's exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income and related markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income and related markets. Further, recent and potential changes in government policy may affect interest rates.

Leverage Risk: The use of leverage through borrowings or the issuance of Preferred Shares can adversely affect the yield on the Common Shares. To the extent that the Fund is unable to invest the proceeds from the use of leverage in assets which pay interest at a rate which exceeds the rate paid on the leverage, the yield on the Common Shares will decrease. In addition, in the event of a general market decline in the value of assets such as those in which the Fund invests, the effect of that decline will be magnified in the Fund because of the additional assets purchased with the proceeds of the leverage. Further, because the fee paid to the Adviser will be calculated on the basis of Managed Assets, the fee will be higher when leverage is utilized, giving the Adviser an incentive to utilize leverage. The Fund is subject to certain restrictions imposed by lenders to the Fund and may be subject to certain restrictions imposed by guidelines of one or more rating agencies which may issue ratings for debt or the Preferred Shares issued by the Fund. These restrictions are expected to impose asset coverage, fund composition requirements and limits on investment techniques, such as the use of financial derivative products that are more stringent than those imposed on the Fund by the Investment Company Act of 1940, as amended (the "1940 Act"). These restrictions could impede the manager from fully managing the Fund's portfolio in accordance with the Fund's investment objective and policies.

Liquidity Risk: The Fund does not repurchase its shares on a daily basis and no market for the Fund's Common Shares is expected to exist. To provide a measure of liquidity, the Fund will normally make monthly repurchase offers for not less than 5% of its outstanding Common Shares. If more than 5% of Common Shares are tendered, investors may not be able to completely liquidate their holdings in any one month. Shareholders also will not have liquidity between these monthly repurchase dates.

Voya Credit Income Fund

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2022 (Unaudited)

ASSETS:
Investments in securities at value (Cost $177,067,616)	$168,157,088
Cash	315,525
Foreign currencies at value (Cost $957,076)	957,781
Receivables:
Investment securities sold	19,631,018
Fund shares sold	359,520
Interest	1,725,701
Unrealized appreciation on forward foreign currency contracts	51,112
Reimbursement due from manager	24,729
Prepaid expenses	120,608
Other assets	20,580
Total assets	191,363,662
LIABILITIES:
Notes payable	49,200,000
Accrued interest payable	5,920
Payable for investment securities purchased	4,607,861
Payable for investment management fees	129,022
Payable for distribution and shareholder service fees	30,076
Income distribution payable	610,603
Unfunded loan commitments (Note 8)	298,156
Payable to trustees under the deferred compensation plan (Note 9)	20,580
Payable for trustee fees	5,418
Other accrued expenses and liabilities	258,191
Total liabilities	55,165,827
NET ASSETS	$136,197,835
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$254,009,061
Total distributable loss	(117,811,226)
NET ASSETS	$136,197,835

See Accompanying Notes to Financial Statements

Voya Credit Income Fund

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2022 (Unaudited) (continued)

Class A
Net assets	$114,619,513
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	11,559,945
Net asset value and redemption price per share(2)	$9.92
Maximum offering price per share (2.50%)(1)	$10.17
Class C
Net assets	$8,380,488
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	847,320
Net asset value and redemption price per share(2)	$9.89
Class I
Net assets	$8,384,049
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	849,437
Net asset value and redemption price per share	$9.87
Class W
Net assets	$4,813,785
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	485,244
Net asset value and redemption price per share	$9.92

(1)  Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

(2)  Redemption price per share may be reduced for any applicable early withdrawal charge.

See Accompanying Notes to Financial Statements

Voya Credit Income Fund

STATEMENT OF OPERATIONS for the Period Ended August 31, 2022 (Unaudited)

INVESTMENT INCOME:
Interest	$5,624,453
Dividends	286
Other	32,135
Total investment income	5,656,874
EXPENSES:
Investment management fees	808,758
Distribution and service fees:
Class A	151,525
Class C	36,575
Transfer agent fees:
Class A	60,004
Class C	4,828
Class I	4,544
Class W	3,067
Interest expense	561,756
Custodian fees	92,875
Professional fees	50,564
Trustees fees	1,104
Registration fees	26,459
Shareholder reporting expense	35,068
Miscellaneous expense	30,982
Total expenses	1,868,109
Waived and reimbursed fees	(162,645)
Net expenses	1,705,464
Net investment income	3,951,410
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(7,429,809)
Forward foreign currency contracts	844,691
Foreign currency related transactions	(841,368)
Net realized loss	(7,426,486)
Net change in unrealized appreciation (depreciation) on:
Investments	(5,058,926)
Forward foreign currency contracts	(105,733)
Foreign currency related transactions	(5,394)
Net change in unrealized appreciation (depreciation)	(5,170,053)
Net realized and unrealized loss	(12,596,539)
Decrease in net assets resulting from operations	$(8,645,129)

See Accompanying Notes to Financial Statements

Voya Credit Income Fund

STATEMENT OF CHANGES IN NET ASSETS

	Period Ended August 31, 2022 (Unaudited)	Year Ended February 28, 2022
FROM OPERATIONS:
Net investment income	$3,951,410	$6,749,156
Net realized gain (loss)	(7,426,486)	318,256
Net change in unrealized appreciation (depreciation)	(5,170,053)	(1,981,755)
Increase (decrease) in net assets resulting from operations	(8,645,129)	5,085,657
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(3,133,632)	(5,178,586)
Class C	(225,127)	(695,791)
Class I	(248,682)	(461,659)
Class W	(165,528)	(340,410)
Total distributions	(3,772,969)	(6,676,446)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,038,202	15,163,308
Reinvestment of distributions	727,584	1,239,504
	4,765,786	16,402,812
Cost of shares redeemed	(12,307,041)	(40,975,824)
Net decrease in net assets resulting from capital share transactions	(7,541,255)	(24,573,012)
Net decrease in net assets	(19,959,353)	(26,163,801)
NET ASSETS:
Beginning of year or period	156,157,188	182,320,989
End of year or period	$136,197,835	$156,157,188

See Accompanying Notes to Financial Statements

Voya Credit Income Fund

STATEMENT OF CASH FLOWS for the Period Ended August 31, 2022 (Unaudited)

INCREASE (DECREASE) IN CASH
Cash Flows From Operating Activities:
Interest received	$4,331,387
Dividends received	286
Other assets received	34,262
Interest paid	(630,494)
Other operating expenses paid	(1,398,464)
Purchases of securities	(102,360,538)
Proceeds on sale of securities	118,755,474
Net cash provided by operating activities	18,731,913
Cash Flows From Financing Activities:
Total distributions paid to common shareholders (net of reinvestments)	(2,858,818)
Proceeds from shares sold	3,927,876
Payment on capital shares repurchased	(12,307,041)
Proceeds from notes payable	62,400,000
Repayment of notes payable	(69,400,000)
Payable to custodian due to overdraft	(3,259,868)
Due from broker	4,000,000
Net cash flows used in financing activities	(17,497,851)
Cash Impact from Foreign Exchange Fluctuations
Cash impact from foreign exchange fluctuations	896
Cash
Net increase in cash	1,234,958
Cash and foreign currency at beginning of year or period	38,348
Cash and foreign currency at end of year or period	$1,273,306
Reconciliation of Decrease in Net Assets Resulting from Operations to Net Cash provided by Operating Activities:
Decrease in net assets resulting from operations	$(8,645,129)
Adjustments to reconcile decrease in net assets resulting from operations to net cash provided by operating activities:
Change in unrealized appreciation or depreciation on investments	5,058,926
Change in unrealized appreciation or depreciation on forward foreign currency contracts	105,733
Change in unrealized appreciation on other assets and liabilities	5,394
Net accretion of discounts on investments	(333,772)
Net amortization of premiums on investments	13,841
Net realized loss on sale of investments and foreign currency related transactions	7,426,486
Purchases of investments	(102,360,538)
Proceeds on sales of securities	118,755,474
Decrease in other assets	2,127
Increase in interest receivable	(973,135)
Increase in reimbursement due from manager	(1,598)
Increase in prepaid expenses	(96,837)
Decrease in accrued interest payable	(68,738)
Increase in payable for investment management fees	338
Decrease in unfunded loan commitments	(109,169)
Decrease in payable for shareholder service and distribution fees	(1,481)
Decrease in accrued trustee fees	(2,862)
Decrease in other accrued expenses	(43,147)
Total adjustments	27,377,042
Net cash provided by operating activities	$18,731,913
Non Cash Financing Activities
Receivable for shares sold	$359,520
Reinvestment of distributions	$727,584

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Per Share Operating Performance										Ratios to average net assets after reimbursement/ recoupment			Ratios to average net assets before reimbursement/ recoupment			Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains on investments	Distributions from return of capital	Total distributions	Net asset value, end of year or period	Total Investment Return(1)	Expenses (before interest and other fees related to revolving credit facility)(2)(3)	Expenses (with interest and other fees related to revolving credit facility)(2)(3)	Net investment income (loss)(2)(3)	Expenses (before interest and other fees related to revolving credit facility)(3)	Expenses (with interest and other fees related to revolving credit facility)(3)	Net investment income (loss)(3)	Net assets, end of year or period	Portfolio Turnover
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Class A
08-31-22 +	10.79	0.28	*	(0.88)	(0.60)	(0.27)	—	—	(0.27)	9.92	(5.61)	1.56	2.33	5.42	1.78	2.55	5.19	114,620	40
02-28-22	10.91	0.44	*	(0.13)	0.31	(0.43)	—	—	(0.43)	10.79	2.92	1.55	2.01	4.02	1.70	2.16	3.87	127,411	76
02-28-21	11.51	0.40	*	(0.60)	(0.20)	(0.40)	—	—	(0.40)	10.91	(1.39)	1.66	2.20	3.91	1.83	2.37	3.74	134,440	44
02-29-20	12.19	0.64	*	(0.63)	0.01	(0.69)	—	—	(0.69)	11.51	0.06	1.69	2.88	5.36	1.83	3.02	5.22	173,654	45
02-28-19	12.61	0.64		(0.38)	0.26	(0.68)	—	—	(0.68)	12.19	2.14	1.72	3.03	5.21	1.80	3.11	5.14	122,868	60
02-28-18	12.85	0.57	*	(0.17)	0.40	(0.50)	—	(0.14)	(0.64)	12.61	3.22	1.69	2.55	4.50	1.73	2.59	4.46	164,285	88
02-29-17	11.85	0.67		1.02	1.69	(0.69)	—	—	(0.69)	12.85	14.56	1.63	2.12	5.34	1.68	2.17	5.28	207,989	69
02-28-16	13.15	0.70		(1.30)	(0.60)	(0.70)	—	—	(0.70)	11.85	(4.77)	1.65	2.07	5.48	1.75	2.17	5.38	196,812	44
02-28-15	13.50	0.65	*	(0.28)	0.37	(0.72)	—	—	(0.72)	13.15	2.81	1.66	2.09	4.90	1.69	2.12	4.87	264,305	63
02-28-14	13.34	0.70	*	0.26	0.96	(0.72)	—	(0.08)	(0.80)	13.50	7.44	1.61	1.98	5.23	1.59	1.95	5.25	403,027	76
02-29-13	12.76	0.95		0.61	1.56	(0.97)	—	—	(0.97)	13.34	12.56	1.66	2.14	7.23	1.68	2.16	7.21	234,056	94
Class C
08-31-22 +	10.77	0.25	*	(0.89)	(0.64)	(0.24)	—	—	(0.24)	9.89	(5.95)	2.06	2.83	4.83	2.28	3.05	4.61	8,380	40
02-28-22	10.89	0.38	*	(0.12)	0.26	(0.38)	—	—	(0.38)	10.77	2.41	2.05	2.51	3.49	2.20	2.66	3.34	11,854	76
02-28-21	11.48	0.35	*	(0.59)	(0.24)	(0.35)	—	—	(0.35)	10.89	(1.80)	2.16	2.70	3.46	2.33	2.87	3.29	27,248	44
02-29-20	12.16	0.60	*	(0.65)	(0.05)	(0.63)	—	—	(0.63)	11.48	(0.44)	2.19	3.38	5.02	2.33	3.52	4.88	40,876	45
02-28-19	12.59	0.58		(0.39)	0.19	(0.62)	—	—	(0.62)	12.16	1.56	2.22	3.53	4.72	2.30	3.61	4.64	145,198	60
02-28-18	12.82	0.50		(0.15)	0.35	(0.44)	—	(0.14)	(0.58)	12.59	2.79	2.19	3.05	4.00	2.23	3.09	3.96	175,929	88
02-29-17	11.83	0.61		1.01	1.62	(0.63)	—	—	(0.63)	12.82	13.93	2.13	2.62	4.84	2.18	2.67	4.79	214,361	69
02-28-16	13.13	0.63		(1.29)	(0.66)	(0.64)	—	—	(0.64)	11.83	(5.27)	2.15	2.57	4.98	2.25	2.67	4.88	220,899	44
02-28-15	13.47	0.59	*	(0.28)	0.31	(0.65)	—	—	(0.65)	13.13	2.38	2.16	2.59	4.42	2.19	2.62	4.39	294,011	63
02-28-14	13.32	0.64	*	0.25	0.89	(0.66)	—	(0.08)	(0.74)	13.47	6.85	2.10	2.47	4.78	2.08	2.44	4.81	345,801	76
02-29-13	12.74	0.88		0.61	1.49	(0.91)	—	—	(0.91)	13.32	12.05	2.14	2.62	6.75	2.16	2.64	6.73	265,812	94
Class I
08-31-22 +	10.75	0.29	*	(0.89)	(0.60)	(0.28)	—	—	(0.28)	9.87	(5.60)	1.31	2.08	5.65	1.53	2.30	5.43	8,384	40
02-28-22	10.86	0.46	*	(0.11)	0.35	(0.46)	—	—	(0.46)	10.75	3.28	1.30	1.76	4.26	1.45	1.91	4.11	9,671	76
02-28-21	11.46	0.43	*	(0.60)	(0.17)	(0.43)	—	—	(0.43)	10.86	(1.14)	1.41	1.95	4.17	1.58	2.12	4.00	11,783	44
02-29-20	12.15	0.68	*	(0.65)	0.03	(0.72)	—	—	(0.72)	11.46	0.22	1.44	2.63	5.73	1.57	2.76	5.60	13,974	45
02-28-19	12.57	0.68		(0.39)	0.29	(0.71)	—	—	(0.71)	12.15	2.41	1.47	2.78	5.47	1.53	2.84	5.42	29,733	60
02-28-18	12.81	0.60	*	(0.17)	0.43	(0.53)	—	(0.14)	(0.67)	12.57	3.49	1.44	2.30	4.74	1.45	2.31	4.73	34,324	88
02-29-17	11.82	0.69		1.03	1.72	(0.73)	—	—	(0.73)	12.81	14.79	1.38	1.87	5.57	1.41	1.90	5.55	46,319	69
02-28-16	13.12	0.72		(1.29)	(0.57)	(0.73)	—	—	(0.73)	11.82	(4.54)	1.40	1.82	5.71	1.48	1.90	5.63	33,210	44
02-28-15	13.47	0.68	*	(0.28)	0.40	(0.75)	—	—	(0.75)	13.12	3.09	1.41	1.84	5.14	1.41	1.84	5.14	53,877	63
02-28-14	13.31	0.73	*	0.27	1.00	(0.76)	—	(0.08)	(0.84)	13.47	7.76	1.33	1.70	5.43	1.30	1.67	5.46	109,180	76
02-29-13	12.73	0.99		0.59	1.58	(1.00)	—	—	(1.00)	13.31	12.87	1.41	1.89	7.50	1.43	1.91	7.48	36,900	94
Class W
08-31-22 +	10.80	0.29	*	(0.89)	(0.60)	(0.28)	—	—	(0.28)	9.92	(5.58)	1.31	2.08	5.55	1.53	2.30	5.32	4,814	40
02-28-22	10.92	0.47	*	(0.13)	0.34	(0.46)	—	—	(0.46)	10.80	3.17	1.30	1.76	4.26	1.45	1.91	4.11	7,220	76
02-28-21	11.52	0.43	*	(0.60)	(0.17)	(0.43)	—	—	(0.43)	10.92	(1.13)	1.41	1.95	4.19	1.58	2.12	4.02	8,850	44
02-29-20	12.20	0.68		(0.64)	0.04	(0.72)	—	—	(0.72)	11.52	0.31	1.44	2.63	5.68	1.58	2.77	5.54	13,215	45
02-28-19	12.62	0.67		(0.38)	0.29	(0.71)	—	—	(0.71)	12.20	2.40	1.47	2.78	5.44	1.55	2.86	5.36	16,250	60
02-28-18	12.86	0.60		(0.17)	0.43	(0.53)	—	(0.14)	(0.67)	12.62	3.47	1.44	2.30	4.76	1.48	2.34	4.72	27,431	88
02-29-17	11.86	0.70	*	1.03	1.73	(0.73)	—	—	(0.73)	12.86	14.83	1.38	1.87	5.59	1.43	1.92	5.54	27,161	69
02-28-16	13.16	0.73		(1.30)	(0.57)	(0.73)	—	—	(0.73)	11.86	(4.52)	1.40	1.82	5.73	1.50	1.92	5.63	26,306	44
02-28-15	13.51	0.69	*	(0.29)	0.40	(0.75)	—	—	(0.75)	13.16	3.08	1.41	1.84	5.15	1.44	1.87	5.12	31,608	63
02-28-14	13.36	0.74	*	0.25	0.99	(0.76)	—	(0.08)	(0.84)	13.51	7.65	1.36	1.73	5.51	1.34	1.70	5.54	48,587	76
02-29-13	12.76	0.96		0.65	1.61	(1.00)	—	—	(1.00)	13.36	13.00	1.41	1.89	7.40	1.43	1.91	7.38	49,149	94

(1)  Total investment return has been calculated assuming a purchase at the beginning of each period and a sale at the end of each period and assumes reinvestment of dividends and capital gain distributions, if any, on the dividend/distribution date. Total investment return does not include sales load.

(2)  The Investment Adviser has agreed to limit expenses excluding interest, taxes, brokerage commissions, leverage expenses, other investment related costs and extraordinary expenses, subject to possible recoupment by the Investment Adviser within three years to the following: Class A – 0.80% of

Managed Assets plus 0.45% of average daily net assets; Class C – 0.80% of Managed Assets plus 0.95% of average daily net assets; Class I – 0.80% of Managed Assets plus 0.20% of average daily net assets; and Class W – 0.80% of Managed Assets plus 0.20% of average daily net assets.

(3)  Annualized for periods less than one year.

*  Calculated using average amount of shares outstanding throughout the period.

**  Amount is less than $0.005 or more than $(0.005).

+  Unaudited

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

	Supplemental data
	Borrowings at end of year or period	Asset coverage per $1,000 of debt	Average borrowings(1)	Shares outstanding at end of year or period
Year or period ended	($000's)	($)	($000's)	($000's)
Class A
08-31-22 +	49,200	3,770	55,384	11,560
02-28-22	56,200	3,780	63,085	11,805
02-28-21	72,900	3,500	69,828	12,327
02-29-20	101,800	3,370	106,324	15,092
02-28-19	118,500	3,650	149,594	10,082
02-28-18	169,300	3,370	173,235	13,026
02-29-17	154,800	4,200	149,897	16,188
02-28-16	160,900	3,970	188,201	16,602
02-28-15	224,500	3,870	276,481	20,093
02-28-14	293,500	4,090	228,860	29,859
02-29-13	169,000	4,470	191,959	17,541
Class C
08-31-22 +	49,200	3,770	55,384	847
02-28-22	56,200	3,780	63,085	1,101
02-28-21	72,900	3,500	69,828	2,503
02-29-20	101,800	3,370	106,324	3,560
02-28-19	118,500	3,650	149,594	11,940
02-28-18	169,300	3,370	173,235	13,977
02-29-17	154,800	4,200	149,897	16,715
02-28-16	160,900	3,970	188,201	18,667
02-28-15	224,500	3,870	276,481	22,392
02-28-14	293,500	4,090	228,860	25,644
02-29-13	169,000	4,470	191,959	19,949
Class I
08-31-22 +	49,200	3,770	55,384	849
02-28-22	56,200	3,780	63,085	900
02-28-21	72,900	3,500	69,828	1,085
02-29-20	101,800	3,370	106,324	1,219
02-28-19	118,500	3,650	149,594	2,448
02-28-18	169,300	3,370	173,235	2,730
02-29-17	154,800	4,200	149,897	3,615
02-28-16	160,900	3,970	188,201	2,809
02-28-15	224,500	3,870	276,481	4,106
02-28-14	293,500	4,090	228,860	8,106
02-29-13	169,000	4,470	191,959	2,772
Class W
08-31-22 +	49,200	3,770	55,384	485
02-28-22	56,200	3,780	63,085	669
02-28-21	72,900	3,500	69,828	811
02-29-20	101,800	3,370	106,324	1,148
02-28-19	118,500	3,650	149,594	1,332
02-28-18	169,300	3,370	173,235	2,173
02-29-17	154,800	4,200	149,897	2,113
02-28-16	160,900	3,970	188,201	2,218
02-28-15	224,500	3,870	276,481	2,401
02-28-14	293,500	4,090	228,860	3,597
02-29-13	169,000	4,470	191,959	3,678

(1)  Based on the active days of borrowing.

+  Unaudited

See Accompanying Notes to Financial Statements

Voya Credit Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2022 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Credit Income Fund (the "Fund"), a Delaware statutory trust, is registered under the 1940 Act, as a continuously-offered, diversified, closed-end, management investment company. Prior to June 30, 2022, the Fund was known as Voya Senior Income Fund. The Fund invests, under normal market conditions, at least 80% of its net assets, plus the amount of any borrowings, for investment purposes, in U.S. dollar-denominated floating rate secured senior loans, which generally are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates. Effective April 2, 2001, the Fund commenced the offering of Class A and Class C shares to the public. Effective April 15, 2008, the Fund commenced the offering of Class I and Class W shares to the public.

The Fund currently has four classes of shares: A, C, I and W. Class A shares are subject to a sales charge of up to 2.50%. Effective June 30, 2020, Class A shares purchased in excess of $500,000 are not subject to a sales charge but are subject to an EWC of 1.00% if repurchased by the Fund within one year of purchase. Prior to June 30, 2020, Class A shares purchased in excess of $500,000 were not subject to a sales charge but were subject to an EWC of 1.00% if repurchased by the Fund within six months of purchase. Class C shares are subject to an EWC of 1.00% if repurchased by the Fund within one year of purchase.

Effective November 2, 2021, Class C shares, along with their pro rata reinvested dividend shares, will automatically convert to Class A shares of the same Fund, after a holding period of 8 years from date of purchase. Prior to November 2, 2021, Class C shares, along with their pro rata reinvested dividend shares, automatically converted to Class A shares of the same Fund, after a holding period of 10 years from date of purchase.

To maintain a measure of liquidity, the Fund will offer to repurchase not less than 5% of its outstanding Common Shares on a monthly basis. This is a fundamental policy that cannot be changed without shareholder approval. The Fund may not offer to repurchase more than 25% of its outstanding Common Shares in any calendar quarter. Other than these monthly repurchases, no market for the Fund's Common Shares is expected to exist. The separate classes of shares differ principally in their distribution fees and shareholder servicing fees, as well as differences in the amount of waiver fees and reimbursement of expenses, if any. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the portfolio pro rata on the average daily net assets of each class, without distinction between share classes. Differences in the per share dividend rates generally result from differences in separate class expenses, including distribution fees and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the share classes, if any.

Voya Investments, LLC ("Voya Investments" or the "Investment Adviser"), an Arizona limited liability company, serves as the Investment Adviser to the Fund. The Investment Adviser has engaged Voya Investment Management Co. LLC ("Voya IM" or the "Sub-Adviser"), a Delaware limited liability company, to serve as the Sub-Adviser to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles ("GAAP") and follows the accounting and reporting guidance applicable to investment companies.

A.  Senior Loan and Other Security Valuation. The Fund is open for business every day the New York Stock Exchange ("NYSE") opens for regular trading (each such day, a "Business Day"). The net asset

Voya Credit Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

value ("NAV") per share of the Fund is determined each Business Day as of the close of the regular trading session ("Market Close"), as determined by the Consolidated Tape Association ("CTA"), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of the Fund is calculated by taking the value of the Fund's assets, subtracting the Fund's liabilities, and dividing by the number of shares that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund's assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund's assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, the Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Fund's Board of Trustees ("Board"). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter ("OTC") market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by an independent pricing service; (f)OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third-party pricing service are for specific settlement periods and the Fund's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

Foreign securities' (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the

Voya Credit Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Fund's valuation procedures; a "Pricing Committee" comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Fund. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund's NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders' investments in the Fund.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and unobservable inputs, including the Sub-Adviser's or Pricing Committee's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund's investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.

B.  Security Transactions and Revenue Recognition. Security transactions and senior loans are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis at the then-current loan rate. The accrual of interest on loans is partially or fully discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. If determined to be uncollectible, unpaid accrued interest is also written off. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. Premium amortization and discount accretion are deferred and recognized over the lives of the respective loans. Arrangement fees received on revolving credit facilities, which represent non-refundable fees or purchase discounts associated with the acquisition of loans, are deferred and recognized using the effective yield method over the shorter of four years or the actual term of the loan. No such fees are recognized on loans which have been placed on non-accrual status. Arrangement fees associated with all other loans, except

Voya Credit Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

revolving credit facilities, are treated as discounts and are accreted as described above. Dividend income is recorded on the ex-dividend date. Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Amendment fees and other fees earned are reported on the Statement of Operations.

C.  Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D.  Forward Foreign Currency Contracts. The Fund has entered into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a currency forward foreign contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented within the respective Portfolio of Investments.

For the period ended August 31, 2022, the Fund had an average quarterly contract amount on forward foreign currency contracts to buy and sell of $14,766,738 and $13,361,461, respectively. Please refer to the table within the Portfolio of Investments for open forward foreign currency contracts to sell at August 31, 2022. There were no open forward foreign currency contracts to buy at August 31, 2022.

Voya Credit Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

E.  When-Issued Delayed-Delivery. Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date.

F.   Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund's tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

G.  Distributions to Shareholders. The Fund declares and goes ex-dividend daily and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Fund may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital. The Fund records distributions to its shareholders on the ex-dividend date.

H.   Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I.  Indemnifications. In the normal course of business, the Fund may enter into contracts that provide certain indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENTS

For the period ended August 31, 2022, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term investments, totaled $80,670,000 and $131,525,310, respectively. At August 31, 2022, the Fund held senior loans valued at $112,122,875 representing 66.7% of its total investments. The fair value of these assets is established as set forth in Note 2.

The senior loans acquired by the Fund typically take the form of a direct lending relationship with the borrower, and are typically acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors the collateral securing the loan. In the event that the lead lender becomes insolvent, enters Federal Deposit Insurance Corporation ("FDIC") receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

Warrants and shares of common stock held in the portfolio were acquired in conjunction with loans held by the Fund. Certain of these shares and warrants are restricted and may not be publicly sold without registration under the 1933 Act, or without an exemption under the 1933 Act. In some cases, these restrictions expire after a designated period of time after the issuance of the shares or warrants.

Voya Credit Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2022 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement ("Management Agreement") with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Fund's Managed Assets. For purposes of the Management Agreement, managed assets ("Managed Assets") are defined as the Fund's average daily gross asset value, minus the sum of the Fund's accrued and unpaid dividends on any outstanding Preferred Shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding Preferred Shares).

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily Managed Assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund's assets in accordance with the Fund's investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A and Class C shares of the Fund have adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby Voya Investments Distributor, LLC (the "Distributor"), a Delaware limited liability company, is compensated by the Fund for expenses incurred in the distribution of the Fund's shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month for actual expenses incurred in the distribution and promotion of the Fund's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees ("Service Fees") paid to securities dealers who executed a distribution agreement with the Distributor. Under the 12b-1 plans, each class of shares of the Fund pays the Distributor a combined Distribution and/or Service Fee based on average daily net assets at the following annual rates:

Class A	Class C
0.25%	0.75%

The Distributor may also retain the proceeds of the initial sales charge paid by the shareholders upon the purchase of Class A shares, and the EWC paid by the shareholders upon certain redemptions/repurchases for Class A shares and Class C shares. For the period ended August 31, 2022, the Distributor retained the following amounts:

	Class A	Class C
Initial Sales Charges:	$318	$—
EWC's:	—	9

NOTE 6 — EXPENSE LIMITATIONS

The Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses, to the following:

Class A — 0.90% of Managed Assets plus 0.45% of average daily net assets
Class C — 0.90% of Managed Assets plus 0.95% of average daily net assets
Class I — 0.90% of Managed Assets plus 0.20% of average daily net assets
Class W — 0.90% of Managed Assets plus 0.20% of average daily net assets

Voya Credit Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2022 (Unaudited) (continued)

NOTE 6 — EXPENSE LIMITATIONS (continued)

Pursuant to a side letter agreement through July 1, 2023, the Investment Adviser has further lowered the expense limits to the following. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

Class A — 0.80% of Managed Assets plus 0.45% of average daily net assets
Class C — 0.80% of Managed Assets plus 0.95% of average daily net assets
Class I — 0.80% of Managed Assets plus 0.20% of average daily net assets
Class W — 0.80% of Managed Assets plus 0.20% of average daily net assets

Unless otherwise specified above, the Investment Adviser may at a later date recoup from the Fund for fees waived and other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund's expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of August 31, 2022, the amount of waived and/or reimbursed fees that are subject to recoupment by the Investment Adviser and the related expiration dates are as follows:

August 31,
2023	2024	2025	Total
$349,421	$102,514	$—	$451,935

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived and/or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of August 31, 2022, are as follows:

	August 31,
	2023	2024	2025	Total
Class A	$6,408	$2,277	$—	$8,685
Class C	4,495	509	—	5,004
Class W	602	162	—	764

The recoupable amounts listed above were waived or reimbursed prior to January 1, 2021, which was the effective date of the non-recoupable side letter agreement.

The expense limitation agreement is contractual through July 1, 2023 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 7 — COMMITMENTS

Effective July 5, 2022, the Fund has entered into a 364-day revolving credit agreement, collateralized by assets of the Fund, to borrow up to $75 million maturing July 3, 2023. Borrowing rates under this agreement are based on a fixed spread over LIBOR, and a commitment fee is charged on the unused portion. Prior to July 5, 2022 ,the predecessor credit agreement was for $75 million maturing July 5, 2022. Prior to May 6, 2022, the predecessor credit agreement was for $85 million maturing May 6, 2022. There was $49.2 million of borrowings outstanding at August 31, 2022. The weighted average interest rate on outstanding borrowings at August 31, 2022 was 3.37%, excluding fees related to the unused portion of the facilities, and other fees. The amount of borrowings represented 25.71% of total assets at August 31, 2022. Prepaid arrangement fees are amortized over the term of the agreement. Average borrowings for the period ended August 31, 2022 were $55,383,696 and the average annualized interest rate was 2.01%.

Voya Credit Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2022 (Unaudited) (continued)

NOTE 8 — SENIOR LOAN COMMITMENTS

As of August 31, 2022, the Fund had unfunded loan commitments pursuant to the terms of the following loan agreements:

Unfunded Loan Commitments
Athenahealth, Inc. 2022 Delayed Draw Term Loan	$134,058
Dessert Holdings Inc. Delayed Draw Term Loan	48,947
ENC Holding Corporation Delayed Draw Term Loan	26,531
IPS Corporation 2021 Delayed Draw Term Loan	7,933
Medical Solutions Holdings, Inc. 2021 Delayed Draw Term Loan	44,850
Refficiency Holdings LLC 2021 Delayed Draw Term Loan	22,544
Service Logic Acquisition, Inc Delayed Draw Term Loan	7,650
Trident TPI Holdings, Inc. 2021 Delayed Draw Term Loan	1,871
VT Topco, Inc. 2021 Delayed Draw Term Loan	3,772
$298,156

NOTE 9 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

The Fund has adopted a deferred compensation plan (the "DC Plan"), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees' fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the "Notional Funds"). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees' deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of "Other assets" on the accompanying Statement of Assets and Liabilities. Deferral of trustees' fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Fund may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment adviser), a common sub-adviser and/or common officers or trustees. These interfund transactions are made pursuant to Rule 17a-7 under the 1940 Act and in accordance with the "Rule 17a-7 Policy" adopted by the Board. For the period ended August 31, 2022, the Fund engaged in such transactions amounting to $9,723,703 in sales, resulting in a net realized loss of $(582,714).

NOTE 10 — SUBORDINATED LOANS AND UNSECURED LOANS

The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Fund may invest up to 20% of its total assets, measured at the time of investment, in subordinated loans, unsecured debt instruments and other investments, as directed by the Prospectus. As of August 31, 2022, the Fund held no subordinated loans or unsecured loans.

Voya Credit Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2022 (Unaudited) (continued)

NOTE 11 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

Year or	Shares sold	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding
period ended	#	#	#	#	#
Class A
08-31-22	334,977	58,476	(638,524)	—	(245,071)
02-28-22	1,227,502	86,263	(1,835,725)	—	(521,960)
Class C
08-31-22	9,971	7,165	(270,951)	—	(253,815)
02-28-22	31,853	17,696	(1,451,073)	—	(1,401,524)
Class I
08-31-22	36,433	2,439	(89,460)	—	(50,588)
02-28-22	112,929	3,856	(301,892)	—	(185,107)
Class W
08-31-22	8,622	3,434	(195,388)	—	(183,332)
02-28-22	17,467	5,962	(165,383)	—	(141,954)
Year or	Shares sold	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
period ended	($)	($)	($)	($)	($)
Class A
08-31-22	3,467,388	594,966	(6,592,485)	—	(2,530,131)
02-28-22	13,403,194	940,172	(20,070,490)	—	(5,727,124)
Class C
08-31-22	101,949	72,846	(2,812,695)	—	(2,637,900)
02-28-22	346,435	192,452	(15,811,023)	—	(15,272,136)
Class I
08-31-22	380,692	24,741	(912,906)	—	(507,473)
02-28-22	1,223,123	41,851	(3,284,120)	—	(2,019,146)
Class W
08-31-22	88,173	35,031	(1,988,955)	—	(1,865,751)
02-28-22	190,556	65,029	(1,810,191)	—	(1,554,606)

NOTE 12 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, capital loss carryforwards, and wash sale deferrals.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Year Ended February 28, 2022	Year Ended February 28, 2021
Ordinary Income	Ordinary Income
$6,676,446	$7,487,027

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of February 28, 2022 were:

Undistributed Ordinary	Unrealized Appreciation/	Capital Loss Carryforwards				Total Distributable
Income	(Depreciation)	Amount	Character	Expiration	Other	Earnings/(Loss)
$1,398,448	$(3,875,350)	$(7,548,580)	Short-term	None	$(440,688)	$(105,393,128)
		(94,926,958)	Long-term	None
$(102,475,538)

Voya Credit Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2022 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

The Fund's major tax jurisdictions are U.S. federal and Arizona state.

As of August 31, 2022, no provision for income tax is required in the Fund's financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 13 — LONDON INTERBANK OFFERED RATE ("LIBOR")

In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates will cease to be provided or no longer be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings will cease to be provided or no longer be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).

Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties' existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on the Fund's existing investments (including, for example, fixed-income investments, senior loans, CLOs and CDOs, and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of the Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on the Fund.

NOTE 14 — MARKET DISRUPTION

The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine could adversely affect global energy and financial markets and therefore could affect the value of a Fund's investments, including beyond a Fund's direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Fund. Any of these occurrences could disrupt the operations of the Fund and of the Fund's service providers.

Voya Credit Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2022 (Unaudited) (continued)

NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENTS

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 ("ASU 2020-04"), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

NOTE 16 — SUBSEQUENT EVENTS

Dividends Declared: Subsequent to August 31, 2022, the Fund declared the following dividends from net investment income:

Class	Per Share Amount	Declaration Date	Record Date	Payable Date
A	$0.06426	Daily	Daily	October 3, 2022
C	$0.06019	Daily	Daily	October 3, 2022
I	$0.06630	Daily	Daily	October 3, 2022
W	$0.06630	Daily	Daily	October 3, 2022

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued ("subsequent events") to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

  PORTFOLIO OF INVESTMENTS
VOYA CREDIT INCOME FUND  AS OF AUGUST 31, 2022 (UNAUDITED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 82.3%
			Aerospace & Defense: 2.0%
143,750			ADS Tactical, Inc. 2021 Term Loan B, 8.118%, (US0001M + 5.750%), 03/19/26	$131,531	0.1
315,000			Amentum Government Services Holdings LLC 2022 Term Loan, 5.163%, (SOFRRATE + 4.000%), 02/15/29	307,912	0.2
287,799			American Airlines, Inc. 2018 Term Loan B, 4.243%, (US0001M + 1.750%), 06/27/25	267,743	0.2
652,916			Geo Group, Inc. (The) 2018 Term Loan B, 4.366%, (US0001M + 2.000%), 03/22/24	624,514	0.5
1,187,775			Peraton Corp. Term Loan B, 6.274%, (US0001M + 3.750%), 02/01/28	1,156,101	0.9
194,513			Vertex Aerospace Services Corp. 2021 First Lien Term Loan, 6.274%, (US0001M + 3.750%), 12/06/28	192,486	0.1
				2,680,287	2.0
			Automotive: 2.8%
193,263			Avis Budget Car Rental, LLC 2022 Term Loan C, 6.059%, (TSFR1M + 3.500%), 03/16/29	190,364	0.1
265,171			Belron Finance US LLC 2018 Term Loan B, 5.188%, (US0003M + 2.250%), 11/13/25	263,182	0.2
200,000	(1	),(2)	Bright Bidco B.V. 2018 Term Loan B, 4.970%, (US0003M + 3.500%), 06/30/24	78,375	0.0
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
185,250	Dealer Tire, LLC 2020 Term Loan B, 6.774%, (US0001M + 4.250%), 12/12/25	$184,555	0.1
529,664	Hertz Corporation, (The) 2021 Term Loan B, 5.780%, (US0001M + 3.250%), 06/30/28	519,070	0.4
100,830	Hertz Corporation, (The) 2021 Term Loan C, 5.780%, (US0001M + 3.250%), 06/30/28	98,813	0.1
298,217	Holley Purchaser, Inc. 2021 Term Loan, 6.612%, (US0003M + 3.750%), 11/17/28	282,114	0.2
406,200	Les Schwab Tire Centers Term Loan B, 6.580%, (US0003M + 3.250%), 11/02/27	397,230	0.3
200,000	Rough Country, LLC 2021 2nd Lien Term Loan, 8.750%, (US0003M + 6.500%), 07/26/29	192,083	0.1
232,063	Rough Country, LLC 2021 Term Loan, 5.750%, (US0003M + 3.500%), 07/28/28	222,780	0.2
396,915	Tenneco, Inc. 2018 Term Loan B, 5.524%, (US0001M + 3.000%), 10/01/25	393,690	0.3
483,875	Truck Hero, Inc. 2021 Term Loan B, 6.024%, (US0001M + 3.500%), 01/31/28	443,078	0.3
734,450	Wheel Pros, LLC 2021 Term Loan, 6.868%, (US0001M + 4.500%), 05/11/28	623,976	0.5
		3,889,310	2.8

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA CREDIT INCOME FUND  AS OF AUGUST 31, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Basic Materials: 0.4%
160,000	Discovery Purchaser Corporation Term Loan, 6.897%, (TSFR1M + 4.375%), 08/04/29	$150,500	0.1
400,000	Iris Holdings, Inc. 2022 Term Loan 1L, 7.272%, (TSFR1M + 4.750%), 06/28/28	380,833	0.3
		531,333	0.4
	Beverage & Tobacco: 0.3%
442,545	Triton Water Holdings, Inc Term Loan, 5.750%, (US0003M + 3.500%), 03/31/28	415,881	0.3
	Brokers, Dealers & Investment Houses: 0.3%
412,800	Forest City Enterprises, L.P. 2019 Term Loan B, 6.024%, (US0001M + 3.500%), 12/08/25	404,802	0.3
	Building & Development: 4.9%
183,612	Aegion Corporation Term Loan, 7.127%, (US0001M + 4.750%), 05/17/28	171,678	0.1
519,524	Applecaramel Buyer, LLC Term Loan B, 6.205%, (TSFR1M + 3.750%), 10/19/27	502,996	0.4
646,750	Chamberlain Group Inc Term Loan B, 6.024%, (US0001M + 3.500%), 11/03/28	618,050	0.5
428,318	Core & Main LP 2021 Term Loan B, 5.269%, (US0003M + 2.500%), 07/27/28	418,234	0.3
1,204,750	Cornerstone Building Brands, Inc. 2021 Term Loan B, 5.641%, (US0001M + 3.250%), 04/12/28	1,089,094	0.8
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
448,894		CP Atlas Buyer, Inc. 2021 Term Loan B, 6.274%, (US0001M + 3.750%), 11/23/27	$417,872	0.3
565,422		Empire Today, LLC 2021 Term Loan B, 7.373%, (US0001M + 5.000%), 04/03/28	461,385	0.3
7,933	(3)	IPS Corporation 2021 Delayed Draw Term Loan, 3.923%, (US0003M + 3.500%), 10/02/28	7,583	0.0
39,567		IPS Corporation 2021 Term Loan, 6.024%, (US0001M + 3.500%), 10/02/28	37,819	0.0
249,375		Latham Pool Products, Inc. 2022 Term Loan B, 6.681%, (SOFRRATE + 3.750%), 02/23/29	242,205	0.2
884,232		LBM Acquisition LLC Term Loan B, 7.121%, (US0006M + 3.750%), 12/17/27	811,757	0.6
339,150		Leaf Home Solutions LLC 2022 Term Loan B, 7.305%, (SOFRRATE + 4.750%), 02/16/29	307,355	0.2
360,847		Northstar Group Services, INC. 2020 Term Loan B, 8.024%, (US0001M + 5.500%), 11/12/26	354,532	0.3
295,500		Quikrete Holdings, Inc. 2021 Term Loan B1, 5.524%, (US0001M + 3.000%), 06/11/28	286,740	0.2
330,000		Smyrna Ready Mix Concrete, LLC Term Loan B, 6.805%, (TSFR1M + 4.250%), 04/02/29	322,575	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA CREDIT INCOME FUND  AS OF AUGUST 31, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Building & Development (continued)
204,488	Specialty Building Products Holdings, LLC 2021 Term Loan B, 6.118%, (US0001M + 3.750%), 10/15/28	$195,413	0.1
482,790	Standard Industries Inc. 2021 Term Loan B, 3.788%, (US0006M + 2.500%), 09/22/28	478,264	0.4
		6,723,552	4.9
	Business Equipment & Services: 7.1%
262,951	24-7 Intouch Inc 2018 Term Loan, 7.274%, (US0001M + 4.750%), 08/25/25	256,377	0.2
426,775	Allied Universal Holdco LLC 2021 USD Incremental Term Loan B, 6.274%, (US0001M + 3.750%), 05/12/28	408,696	0.3
283,575	Anticimex International AB 2021 USD Incremental Term Loan, 7.070%, (US0003M + 4.000%), 11/16/28	276,958	0.2
184,075	Anticimex International AB 2021 USD Term Loan B1, 6.570%, (US0003M + 3.500%), 11/16/28	179,090	0.1
302,713	APX Group, Inc. 2021 Term Loan B, 5.628%, (US0001M + 3.250%), 07/10/28	295,775	0.2
427,850	Ascend Learning, LLC 2021 Term Loan, 6.024%, (US0001M + 3.500%), 12/11/28	409,399	0.3
320,844	Atlas CC Acquisition Corp Term Loan B, 7.320%, (US0003M + 4.250%), 05/25/28	304,801	0.2
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
65,256	Atlas CC Acquisition Corp Term Loan C, 7.320%, (US0003M + 4.250%), 05/25/28	$61,993	0.1
215,000	Belfor Holdings Inc. 2022 Incremental Term Loan, 6.705%, (SOFRRATE + 4.250%), 04/06/26	212,850	0.2
150,000	DG Investment Intermediate Holdings 2, Inc. 2021 2nd Lien Term Loan, 9.274%, (US0001M + 6.750%), 03/30/29	140,062	0.1
598,970	DG Investment Intermediate Holdings 2, Inc. 2021 Term Loan, 6.274%, (US0001M + 3.750%), 03/31/28	586,492	0.4
644,709	Endure Digital Inc. Term Loan, 5.873%, (US0001M + 3.500%), 02/10/28	606,027	0.4
431,738	Ensono, LP 2021 Term Loan, 6.524%, (US0001M + 4.000%), 05/26/28	418,138	0.3
212,312	Gloves Buyer, Inc. 2021 Term Loan, 6.524%, (US0001M + 4.000%), 12/29/27	201,166	0.2
175,000	Misys (Finastra) USD 2nd Lien Term Loan, 8.489%, (US0001W + 7.250%), 06/13/25	156,680	0.1
330,089	Paysafe Holdings (US) Corp USD Term Loan B1, 5.274%, (US0001M + 2.750%), 06/28/28	310,386	0.2
528,675	Pre-Paid Legal Services, Inc. 2021 Term Loan, 6.274%, (US0003M + 3.750%), 12/15/28	516,119	0.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA CREDIT INCOME FUND  AS OF AUGUST 31, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Business Equipment & Services (continued)
24,190	(3)	Refficiency Holdings LLC 2021 Delayed Draw Term Loan, 6.274%, (US0001M + 3.750%), 12/16/27	$23,767	0.0
123,926		Refficiency Holdings LLC 2021 Term Loan, 6.274%, (US0001M + 3.750%), 12/16/27	121,758	0.1
497,396		Research Now Group, Inc. 2017 1st Lien Term Loan, 8.841%, (US0006M + 5.500%), 12/20/24	465,687	0.3
206,291		Rockwood Service Corporation 2020 Term Loan, 6.743%, (US0001M + 4.250%), 01/23/27	202,681	0.2
7,650	(3)	Service Logic Acquisition, Inc Delayed Draw Term Loan, 7.100%, (US0003M + 4.000%), 10/29/27	7,420	0.0
323,640		Service Logic Acquisition, Inc Term Loan, 6.805%, (US0003M + 4.000%), 10/29/27	314,336	0.2
595,385		Staples, Inc. 7 Year Term Loan, 7.782%, (US0003M + 5.000%), 04/16/26	529,042	0.4
147,750		TruGreen Limited Partnership 2020 Term Loan, 6.524%, (US0001M + 4.000%), 11/02/27	142,456	0.1
560,526		Turing Midco LLC 2021 Term Loan B, 5.274%, (US0001M + 2.750%), 03/23/28	557,232	0.4
921,245		Verscend Holding Corp. 2021 Term Loan B, 6.524%, (US0001M + 4.000%), 08/27/25	917,215	0.7
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
246,875		Virtusa Corporation First Lien Term Loan B, 6.274%, (US0001M + 3.750%), 02/11/28	$241,629	0.2
8,414	(3)	VT Topco, Inc. 2021 Delayed Draw Term Loan, 5.973%, (US0003M + 3.750%), 08/01/25	8,282	0.0
126,303		VT Topco, Inc. 2021 Incremental Term Loan, 6.274%, (US0001M + 3.750%), 08/01/25	124,329	0.1
896,125		Yak Access, LLC 2018 1st Lien Term Loan B, 8.061%, (US0003M + 5.000%), 07/11/25	566,053	0.4
240,000		Yak Access, LLC 2018 2nd Lien Term Loan B, 12.185%, (US0003M + 10.000%), 07/10/26	106,400	0.1
			9,669,296	7.1
		Cable & Satellite Television: 0.6%
600,000		Telesat Canada Term Loan B5, 5.340%, (US0003M + 2.750%), 12/07/26	411,750	0.3
194,204		Virgin Media Bristol LLC 2020 USD Term Loan Q, 5.641%, (US0001M + 3.250%), 01/31/29	192,165	0.2
184,075		WideOpenWest Finance LLC 2021 Term Loan B, 5.300%, (TSFR1M + 3.000%), 12/20/28	181,107	0.1
			785,022	0.6
		Chemicals & Plastics: 1.6%
337,450		GEON Performance Solutions, LLC 2021 Term Loan, 7.024%, (US0001M + 4.500%), 08/18/28	333,232	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA CREDIT INCOME FUND  AS OF AUGUST 31, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Chemicals & Plastics (continued)
250,000	Hexion Holdings Corporation 2022 USD Term Loan, 7.413%, (SOFRRATE + 4.500%), 03/15/29	$234,063	0.2
524,700	INEOS Styrolution US Holding LLC 2021 USD Term Loan B, 5.274%, (US0001M + 2.750%), 01/29/26	513,659	0.4
100,000	NIC Acquisition Corp. Second Lien Term Loan, 10.000%, (US0003M + 7.750%), 12/29/28	84,667	0.1
689,475	Polar US Borrower, LLC 2018 1st Lien Term Loan, 7.205%, (US0003M + 4.750%), 10/15/25	623,974	0.4
114,713	Tronox Finance LLC 2022 Incremental Term Loan, 5.304%, (SOFRRATE + 3.250%), 04/04/29	112,705	0.1
283,575	W.R. Grace & Co.-Conn. 2021 Term Loan B, 6.063%, (US0003M + 3.750%), 09/22/28	279,109	0.2
		2,181,409	1.6
	Communications: 0.2%
260,000	Maxar Technologies, Inc. 2022 Term Loan B 1L, 5.936%, (TSFR1M + 4.250%), 06/14/29	251,333	0.2
	Conglomerates: 0.1%
148,945	Fender Musical Instruments Corporation 2021 Term Loan B, 6.393%, (SOFRRATE + 4.000%), 12/01/28	142,987	0.1
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Consumer, Cyclical: 0.6%
165,000	Avient Corp. 2022 Term Loan B, 5.772%, (TSFR1M + 3.250%), 07/27/29	$164,665	0.1
385,000	BBB Industries LLC 2022 TERM LOAN, 7.772%, (TSFR1M + 5.250%), 07/25/29	365,429	0.3
150,000	Superior Industries International, Inc. 2018 1st Lien Term Loan B, 6.524%, (US0001M + 4.000%), 05/22/24	145,875	0.1
182,688	WellPet — TL B 1L, 5.813%, (US0003M + 3.750%), 12/21/27	178,120	0.1
		854,089	0.6
	Consumer, Non-cyclical: 1.4%
315,000	Charlotte Buyer, Inc. 1st Lien Term Loan, 7.772%, (TSFR1M + 5.250%), 02/11/28	303,581	0.2
596,713	CoreLogic, Inc. TL B 1L, 6.063%, (US0001M + 3.500%), 06/02/28	513,769	0.4
185,000	Galaxy US Opco, Inc. 2022 Term Loan B 1L, 1.081%, (TSFR1M + 1.000%), 04/29/29	178,988	0.1
420,008	Lifescan Global Corporation 2018 1st Lien Term Loan, 8.285%, (US0003M + 6.000%), 10/01/24	352,019	0.3
250,000	Sabre GLBL Inc. 2022 1st Lien Term Loan B, 7.522%, (TSFR1M + 5.000%), 06/30/28	241,875	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA CREDIT INCOME FUND  AS OF AUGUST 31, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Consumer, Non-cyclical (continued)
390,000	Syniverse Holdings LLC/DE 1st Lien Term Loan, 1.405%, (TSFR3M + 1.000%), 05/13/27	$346,613	0.2
		1,936,845	1.4
	Containers & Glass Products: 2.2%
546,161	BWAY Holding Company 2017 Term Loan B, 5.623%, (US0003M + 3.250%), 04/03/24	535,238	0.4
445,328	Charter NEX US, Inc. 2021 Term Loan, 6.556%, (US0003M + 3.750%), 12/01/27	432,803	0.3
304,160	Plastipak Packaging, Inc. 2021 Term Loan B, 5.063%, (US0001M + 2.500%), 12/01/28	297,849	0.2
373,672	Plaze, Inc. 2020 Incremental Term Loan, 6.274%, (US0001M + 3.750%), 08/03/26	355,923	0.3
125,000	Pretium PKG Holdings, Inc. 2021 2nd Lien Term Loan, 9.075%, (US0003M + 6.750%), 10/01/29	108,958	0.1
489,260	Pro Mach Group, Inc. 2021 Term Loan B, 6.524%, (US0001M + 4.000%), 08/31/28	479,780	0.3
423,348	Proampac PG Borrower LLC 2020 Term Loan, 6.459%, (US0003M + 3.750%), 11/03/25	413,029	0.3
147,750	Tosca Services, LLC 2021 Term Loan, 5.955%, (US0001M + 3.500%), 08/18/27	132,569	0.1
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
5,009	(3)	Trident TPI Holdings, Inc. 2021 Delayed Draw Term Loan, 6.250%, (US0003M + 4.000%), 09/15/28	$4,868	0.0
35,196		Trident TPI Holdings, Inc. 2021 Incremental Term Loan, 6.250%, (US0003M + 4.000%), 09/15/28	34,206	0.0
149,625		Valcour Packaging LLC 2021 1st Lien Term Loan, 5.220%, (US0006M + 3.750%), 10/04/28	144,014	0.1
120,000		Valcour Packaging LLC 2021 2nd Lien Term Loan, 8.470%, (US0003M + 7.000%), 10/04/29	103,200	0.1
			3,042,437	2.2
		Cosmetics/Toiletries: 0.3%
480,975		Anastasia Parent, LLC 2018 Term Loan B, 6.000%, (US0003M + 3.750%), 08/11/25	391,995	0.3
		Drugs: 0.9%
369,816		Amneal Pharmaceuticals LLC 2018 Term Loan B, 5.939%, (US0001M + 3.500%), 05/04/25	354,654	0.3
218,900		ANI Pharmaceuticals, Inc Term Loan B, 8.524%, (US0001M + 6.000%), 04/27/28	210,600	0.1
644,925		Organon & Co USD Term Loan, 4.625%, (US0003M + 3.000%), 06/02/28	639,483	0.5
			1,204,737	0.9

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA CREDIT INCOME FUND  AS OF AUGUST 31, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Ecological Services & Equipment: 0.1%
148,500	Denali Water Solutions Term Loan B, 6.500%, (US0003M + 4.250%), 03/27/28	$133,650	0.1
	Electronics/Electrical: 13.7%
225,000	Altar Bidco, Inc. 2021 2nd Lien Term Loan, 7.355%, (TSFR1M + 5.600%), 02/01/30	205,688	0.1
415,000	Altar Bidco, Inc. 2021 Term Loan, 5.506%, (SOFRRATE + 3.350%), 02/01/29	399,956	0.3
808,500	AP Core Holdings II, LLC Amortization Term Loan B1, 8.024%, (US0001M + 5.500%), 09/01/27	768,748	0.6
177,777	AP Core Holdings II, LLC High-Yield Term Loan B2, 8.024%, (US0001M + 5.500%), 09/01/27	168,832	0.1
242,550	Atlas Purchaser, Inc. 2021 Term Loan, 8.117%, (US0003M + 5.250%), 05/08/28	203,196	0.1
661,675	Cloudera, Inc. 2021 Term Loan, 6.274%, (US0001M + 3.750%), 10/08/28	635,208	0.5
179,100	ConnectWise, LLC 2021 Term Loan B, 5.750%, (US0003M + 3.500%), 09/29/28	174,443	0.1
260,941	Constant Contact Inc Term Loan, 6.423%, (US0003M + 4.000%), 02/10/28	250,014	0.2
648,375	Cornerstone OnDemand, Inc. 2021 Term Loan, 6.274%, (US0001M + 3.750%), 10/16/28	610,283	0.4
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
284,288	Creation Technologies Inc. 2021 Term Loan, 7.785%, (US0003M + 5.500%), 10/05/28	$257,280	0.2
339,518	Delta TopCo, Inc. 2020 Term Loan B, 5.836%, (US0003M + 3.750%), 12/01/27	322,372	0.2
506,525	Epicor Software Corporation 2020 Term Loan, 5.774%, (US0001M + 3.250%), 07/30/27	492,596	0.4
699,116	Grab Holdings Inc Term Loan B, 7.030%, (US0001M + 4.500%), 01/29/26	658,917	0.5
393,571	Helios Software Holdings, Inc. 2021 USD Term Loan B, 5.954%, (TSFR1M + 3.750%), 03/11/28	381,076	0.3
712,610	Hyland Software, Inc. 2018 1st Lien Term Loan, 6.024%, (US0001M + 3.500%), 07/01/24	704,928	0.5
88,000	Hyland Software, Inc. 2021 2nd Lien Term Loan, 8.774%, (US0001M + 6.250%), 07/07/25	86,753	0.1
800,000	II-VI Incorporated 2022 Term Loan B, 5.123%, (US0001M + 2.750%), 07/02/29	784,000	0.6
404,963	Imperva, Inc. 1st Lien Term Loan, 6.921%, (US0003M + 4.000%), 01/12/26	362,189	0.3
455,000	Imperva, Inc. 2nd Lien Term Loan, 10.711%, (US0003M + 7.750%), 01/11/27	394,144	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA CREDIT INCOME FUND  AS OF AUGUST 31, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Electronics/Electrical (continued)
634,749	Informatica LLC 2021 USD Term Loan B, 5.313%, (US0001M + 2.750%), 10/27/28	$622,324	0.4
707,850	Ingram Micro Inc. 2021 Term Loan B, 5.750%, (US0003M + 3.500%), 06/30/28	686,614	0.5
164,588	Instructure Holdings, Inc. 2021 Term Loan B, 6.121%, (US0003M + 2.750%), 10/30/28	162,119	0.1
150,000	Ivanti Software, Inc. 2021 2nd Lien Term Loan, 8.848%, (US0003M + 7.250%), 12/01/28	126,000	0.1
158,000	Ivanti Software, Inc. 2021 Add On Term Loan B, 5.611%, (US0003M + 4.000%), 12/01/27	136,472	0.1
890,047	Ivanti Software, Inc. 2021 Term Loan B, 5.848%, (US0003M + 4.250%), 12/01/27	768,917	0.6
710,141	LogMeIn, Inc. Term Loan B, 7.118%, (US0001M + 4.750%), 08/31/27	557,461	0.4
510,484	Magenta Buyer LLC 2021 USD 1st Lien Term Loan, 7.250%, (US0001M + 4.750%), 07/27/28	488,364	0.4
265,000	Magenta Buyer LLC 2021 USD 2nd Lien Term Loan, 10.750%, (US0001M + 8.250%), 07/27/29	254,234	0.2
465,000	McAfee, LLC 2022 USD Term Loan B, 6.157%, (TSFR1M + 3.750%), 03/01/29	443,378	0.3
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
300,000		Optiv Security, Inc. 1st Lien Term Loan, 5.294%, (US0001M + 3.250%), 02/01/24	$292,725	0.2
149,625		Ping Identity Corporation 2021 Term Loan B, 6.305%, (TSFR1M + 3.750%), 11/22/28	149,531	0.1
225,000		Quest Software US Holdings Inc. 2022 2nd Lien Term Loan, 10.227%, (SOFRRATE + 7.500%), 02/01/30	199,575	0.1
1,215,813		Redstone Buyer LLC 2021 Term Loan, 7.533%, (US0003M + 4.750%), 04/27/28	1,043,319	0.8
598,185	(4)	Riverbed Technology, Inc. 2021 PIK Exit Term Loan, 7.630% (PIK Rate 2.000%, Cash Rate 7.000%), 12/07/26	293,672	0.2
73,561		Sabre GLBL Inc. 2021 Term Loan B1, 6.024%, (US0001M + 3.500%), 12/17/27	69,147	0.0
117,260		Sabre GLBL Inc. 2021 Term Loan B2, 6.024%, (US0001M + 3.500%), 12/17/27	110,224	0.1
363,096		Seattle Spinco, Inc. USD Term Loan B3, 5.274%, (US0001M + 2.750%), 06/21/24	359,465	0.3
269,566		SkillSoft Corporation 2021 Term Loan, 7.652%, (TSFR1M + 5.250%), 07/14/28	260,356	0.2
115,635		SonicWall US Holdings Inc. 1st Lien Term Loan, 6.730%, (US0003M + 3.750%), 05/16/25	112,551	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA CREDIT INCOME FUND  AS OF AUGUST 31, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Electronics/Electrical (continued)
265,000		SonicWall US Holdings Inc. 2nd Lien Term Loan, 10.480%, (US0003M + 7.500%), 05/18/26	$249,365	0.2
209,105		Sovos Compliance, LLC 2021 Term Loan, 7.024%, (US0001M + 4.500%), 08/11/28	204,295	0.1
1,115,000		Symantec Corporation 2021 Term Loan B, 2.050%, (SOFRRATE + 2.000%), 01/28/29	1,085,731	0.8
415,753		Trader Interactive, LLC 2021 Term Loan B, 6.274%, (US0001M + 3.750%), 07/28/28	406,399	0.3
14,043	(4)	Travelport Finance (Luxembourg) S.a.r.l. 2020 Super Priority Term Loan, 3.750%, (US0003M + 1.500%) (PIK Rate 7.250%, Cash Rate 2.500%), 02/28/25	13,756	0.0
900,854	(4)	Travelport Finance (Luxembourg) S.a.r.l. 2021 Consented Term Loan, 7.250%, (US0003M + 5.000%) (PIK Rate 1.750%, Cash Rate 0.000%), 05/29/26	681,271	0.5
434,500		Watlow Electric Manufacturing Company Term Loan B, 6.274%, (US0001M + 3.750%), 03/02/28	428,526	0.3
121,250		Weld North Education, LLC 2021 Term Loan B, 6.274%, (US0001M + 3.750%), 12/21/27	118,560	0.1
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
525,596	Xperi Corporation 2020 Term Loan B, 6.024%, (US0001M + 3.500%), 06/08/28	$517,219	0.4
		18,702,193	13.7
	Energy: 0.1%
150,000	M6 ETX Holdings II Midco LLC Term Loan B, 7.022%, (TSFR1M + 4.500%), 08/10/29	147,937	0.1
	Equipment Leasing: 0.1%
204,878	Rent-A-Center, Inc. 2021 First Lien Term Loan B, 6.063%, (US0003M + 3.250%), 02/17/28	198,732	0.1
	Financial: 0.3%
395,980	HUB International Ltd. — TL B3 1L, 5.981%, (US0003M + 3.250%), 04/25/25	390,824	0.3
	Financial Intermediaries: 4.7%
216,667	Advisor Group, Inc. 2021 Term Loan, 7.024%, (US0001M + 4.500%), 07/31/26	211,927	0.2
274,313	AllSpring Buyer LLC Term Loan B, 5.563%, (US0003M + 3.250%), 11/01/28	271,569	0.2
383,077	AqGen Island Holdings, Inc. Term Loan, 5.813%, (US0003M + 3.500%), 08/02/28	371,585	0.3
281,438	Blackstone Mortgage Trust, Inc. 2021 Term Loan B2, 5.274%, (US0001M + 2.750%), 04/23/26	274,050	0.2
312,638	Castlelake Aviation Limited Term Loan B, 4.579%, (US0003M + 2.750%), 10/22/26	307,427	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA CREDIT INCOME FUND  AS OF AUGUST 31, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Financial Intermediaries (continued)
792,596	Citadel Securities LP 2021 Term Loan B, 4.876%, (TSFR1M + 2.500%), 02/02/28	$778,726	0.6
513,545	Cushman & Wakefield U.S. Borrower, LLC 2020 Term Loan B, 5.274%, (US0001M + 2.750%), 08/21/25	503,916	0.4
748,024	Edelman Financial Center, LLC 2021 Term Loan B, 5.166%, (US0001M + 3.500%), 04/07/28	719,506	0.5
359,743	First Eagle Holdings, Inc. 2020 Term Loan B, 4.750%, (US0003M + 2.500%), 02/01/27	345,241	0.2
223,597	Focus Financial Partners, LLC 2021 Term Loan, 5.024%, (US0001M + 2.500%), 06/30/28	220,164	0.2
292,788	HighTower Holdings LLC 2021 Term Loan B, 6.732%, (US0003M + 4.000%), 04/21/28	285,346	0.2
575,044	Jane Street Group, LLC 2021 Term Loan, 5.274%, (US0001M + 2.750%), 01/26/28	564,621	0.4
688,444	Trans Union, LLC 2021 Term Loan B6, 4.774%, (US0001M + 2.250%), 12/01/28	677,687	0.5
315,000	VFH Parent LLC 2022 Term Loan B, 5.397%, (SOFRRATE + 3.000%), 01/13/29	307,912	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
530,952		Victory Capital Holdings, Inc. 2021 Term Loan B, 4.543%, (US0003M + 2.250%), 07/01/26	$520,775	0.4
			6,360,452	4.7
		Food Products: 2.8%
607,901		8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan, 10.274%, (US0001M + 3.750%), 10/01/25	541,792	0.4
109,539		Atkins Nutritionals Holdings II, Inc. 2017 Term Loan B, 6.181%, (TSFR1M + 3.250%), 07/07/24	109,356	0.1
285,971		B&G Foods, Inc. 2019 Term Loan B4, 5.024%, (US0001M + 2.500%), 10/10/26	274,711	0.2
180,000		BCPE North Star US HoldCo 2, Inc. 2021 2nd Lien Term Loan, 9.500%, (US0003M + 7.250%), 06/08/29	171,450	0.1
428,925		CHG PPC Parent LLC 2021 Term Loan, 5.563%, (US0001M + 3.000%), 12/08/28	419,274	0.3
48,947	(3)	Dessert Holdings Inc. Delayed Draw Term Loan, 4.146%, (US0003M + 4.000%), 06/09/28	46,561	0.1
259,095		Dessert Holdings Inc. Term Loan, 6.250%, (US0003M + 4.000%), 06/09/28	246,464	0.2
317,457		IRB Holding Corp 2022 Term Loan B, 5.437%, (SOFRRATE + 3.150%), 12/15/27	307,933	0.2
327,500		NPC International, Inc. 2nd Lien Term Loan, 1.000%, 04/18/25	6,550	0.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA CREDIT INCOME FUND  AS OF AUGUST 31, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Food Products (continued)
270,000	Primary Products Finance LLC Term Loan, 6.227%, (US0003M + 4.000%), 03/31/29	$264,558	0.2
811,200	Sigma Bidco B.V. 2018 USD Term Loan B, 5.899%, (US0006M + 3.000%), 07/02/25	722,475	0.5
786,618	Weber-Stephen Products LLC Term Loan B, 5.774%, (US0001M + 3.250%), 10/30/27	671,084	0.5
		3,782,208	2.8
	Food Service: 1.1%
494,924	1011778 B.C. Unlimited Liability Company Term Loan B4, 4.274%, (US0001M + 1.750%), 11/19/26	481,534	0.4
763,088	Fertitta Entertainment, LLC 2022 Term Loan B, 6.455%, (SOFRRATE + 4.000%), 01/27/29	734,608	0.5
222,625	Flynn Restaurant Group LP 2021 Term Loan B, 6.774%, (US0001M + 4.250%), 12/01/28	211,049	0.2
38,188	K-Mac Holdings Corp 2021 2nd Lien Term Loan, 9.274%, (US0001M + 6.750%), 07/30/29	37,042	0.0
		1,464,233	1.1
	Food/Drug Retailers: 0.8%
250,772	EG Finco Limited 2018 USD Term Loan, 6.250%, (US0003M + 4.000%), 02/07/25	245,085	0.2
656,912	Moran Foods, LLC 2020 2nd Lien Term Loan, 13.000%, (US0003M + 10.750%), 10/01/24	422,611	0.3
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
474,144		Moran Foods, LLC 2020 Term Loan, 9.250%, (US0003M + 7.000%), 04/01/24	$413,294	0.3
			1,080,990	0.8
		Health Care: 6.0%
283,500		ADMI Corp. 2021 Term Loan B2, 5.899%, (US0001M + 3.375%), 12/23/27	261,954	0.2
137,813		Agiliti Health, Inc Term Loan, 5.125%, (US0001M + 2.750%), 01/04/26	135,057	0.1
275,752		Air Methods Corporation 2017 Term Loan B, 5.750%, (US0003M + 3.500%), 04/22/24	236,319	0.2
134,058	(3)	Athenahealth, Inc. 2022 Delayed Draw Term loan, 3.550%, (SOFRRATE + 3.500%), 02/15/29	128,402	0.1
790,942		Athenahealth, Inc. 2022 Term Loan B, 5.800%, (TSFR1M + 3.500%), 02/15/29	756,338	0.6
435,000		Bausch Health Companies Inc. 2022 Term Loan B, 7.662%, (TSFR1M + 5.250%), 02/01/27	349,942	0.3
168,300		CBI Buyer, Inc. Term Loan, 5.663%, (US0001M + 3.250%), 01/06/28	153,854	0.1
286,623		CCRR Parent, Inc Term Loan B, 6.010%, (US0003M + 3.750%), 03/06/28	276,591	0.2
140,248		Envision Healthcare Corporation 2022 1st Lien Term Loan, 10.531%, (TSFR1M + 7.875%), 03/31/27	136,742	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA CREDIT INCOME FUND  AS OF AUGUST 31, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Health Care (continued)
992,106		Envision Healthcare Corporation 2022 Second Out Term Loan, 6.825%, (TSFR1M + 4.250%), 03/31/27	$498,533	0.4
493,042		Global Medical Response, Inc. 2020 Term Loan B, 6.623%, (US0001M + 4.250%), 10/02/25	452,983	0.3
539,703		Hunter Holdco 3 Limited USD Term Loan B, 6.500%, (US0003M + 4.250%), 08/19/28	529,584	0.4
194,513		ICU Medical, Inc. Term Loan B, 4.604%, (TSFR1M + 2.250%), 01/08/29	190,460	0.1
279,468		Medical Solutions Holdings, Inc. 2021 1st Lien Term Loan, 6.377%, (US0003M + 3.500%), 11/01/28	273,459	0.2
44,850	(3)	Medical Solutions Holdings, Inc. 2021 Delayed Draw Term Loan, 6.600%, (US0003M + 3.500%), 11/01/28	43,878	0.0
149,625		MJH Healthcare Holdings, LLC 2022 Term Loan B, 5.880%, (SOFRRATE + 3.600%), 01/28/29	144,388	0.1
150,000		National Mentor Holdings, Inc. 2021 2nd Lien Term Loan, 9.510%, (US0003M + 7.250%), 03/02/29	129,000	0.1
321,750		Pacific Dental Services,LLC 2021 Term Loan, 5.877%, (US0001M + 3.500%), 05/05/28	315,315	0.2
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
387,157	Pathway Vet Alliance LLC 2021 Term Loan, 6.000%, (US0003M + 3.750%), 03/31/27	$366,444	0.3
538,034	Phoenix Guarantor Inc 2020 Term Loan B, 5.774%, (US0001M + 3.250%), 03/05/26	521,220	0.4
148,500	Pluto Acquisition I, Inc. 2021 1st Lien Term Loan, 7.070%, (US0003M + 4.000%), 06/22/26	129,938	0.1
164,588	PointClickCare Technologies, Inc. 2022 Term Loan B, 4.775%, (SOFRRATE + 4.000%), 12/29/27	162,119	0.1
148,125	PointClickCare Technologies, Inc. Term Loan B, 5.938%, (US0006M + 3.000%), 12/29/27	145,162	0.1
246,262	RxBenefits, Inc. 2020 Term Loan, 6.609%, (US0006M + 4.500%), 12/20/27	238,259	0.2
54,712	Select Medical Corporation 2017 Term Loan B, 5.030%, (US0001M + 2.500%), 03/06/25	53,703	0.0
490,000	Sotera Health Holdings, LLC 2021 Term Loan, 5.274%, (US0001M + 2.750%), 12/11/26	477,750	0.3
612,250	Surgery Center Holdings, Inc. 2021 Term Loan, 6.140%, (US0001M + 3.750%), 08/31/26	595,413	0.4
123,028	Tecomet Inc. 2017 Repriced Term Loan, 5.793%, (US0003M + 3.500%), 05/01/24	113,801	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA CREDIT INCOME FUND  AS OF AUGUST 31, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Health Care (continued)
446,625	Virgin Pulse, Inc. 2021 Term Loan, 6.524%, (US0001M + 4.000%), 04/06/28	$397,217	0.3
		8,213,825	6.0
	Home Furnishings: 0.3%
372,188	Conair Holdings, LLC Term Loan B, 6.000%, (US0003M + 3.750%), 05/17/28	319,771	0.2
179,100	Illuminate Merger Sub Corp. Term Loan, 6.377%, (US0006M + 3.500%), 07/21/28	163,877	0.1
		483,648	0.3
	Industrial: 1.6%
184,538	AZZ INCORPORATED TERM LOAN B, 5.331%, (TSFR1M + 4.250%), 05/06/29	182,846	0.1
155,000	Brown Group Holding LLC 2022 Term Loan B2 1L, 5.436%, (TSFR1M + 3.750%), 07/02/29	153,179	0.1
444,156	First Student Bidco, Inc. 2022 Term Loan B 1L, 5.686%, (TSFR1M + 4.000%), 07/21/28	430,646	0.3
30,844	First Student Bidco, Inc. 2022 Term Loan C 1L, 5.686%, (TSFR1M + 4.000%), 07/21/28	29,906	0.0
370,000	Project Castle, Inc. Term Loan B 1L, 7.186%, (TSFR1M + 5.500%), 06/01/29	342,250	0.3
464,013	ST GEO WARE + TR CO OF CAL INC 2022 TERM LOAN, 1.081%, (TSFR1M + 1.000%), 03/24/28	450,092	0.3
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
495,000	Trident TPI Holdings, Inc. 2022 Incremental Term Loan 1L, 7.772%, (TSFR1M + 5.250%), 09/15/28	$477,056	0.4
135,000	Vertex Aerospace Services Corp 2022 Term Loan B 1L, 6.522%, (TSFR1M + 4.000%), 12/06/28	133,987	0.1
		2,199,962	1.6
	Industrial Equipment: 1.4%
169,575	Clark Equipment Company 2022 Term Loan B, 4.654%, (TSFR1M + 2.500%), 04/20/29	168,982	0.1
348,250	CMBF LLC Term Loan, 8.380%, (US0001M + 6.000%), 08/02/28	334,320	0.3
248,271	Granite Holdings US Acquisition Co. 2021 Term Loan B, 6.250%, (US0003M + 4.000%), 09/30/26	242,762	0.2
606,308	Kenan Advantage Group, Inc. 2021 Term Loan B1, 6.274%, (US0001M + 3.750%), 03/24/26	592,742	0.4
195,000	SPX Flow, Inc. 2022 Term Loan, 6.955%, (TSFR1M + 4.500%), 04/05/29	185,445	0.1
337,124	Star US Bidco LLC Term Loan B, 6.774%, (US0001M + 4.250%), 03/17/27	323,639	0.3
		1,847,890	1.4
	Insurance: 2.8%
887,226	Acrisure, LLC 2020 Term Loan B, 6.024%, (US0001M + 3.500%), 02/15/27	853,067	0.6

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA CREDIT INCOME FUND  AS OF AUGUST 31, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Insurance (continued)
243,775		Acrisure, LLC 2021 First Lien Term Loan B, 6.774%, (US0001M + 4.250%), 02/15/27	$237,681	0.2
358,513		Alliant Holdings Intermediate, LLC 2021 Term Loan B4, 5.877%, (US0001M + 3.500%), 11/06/27	349,729	0.3
410,125		Aretec Group, Inc. 2018 Term Loan, 6.805%, (TSFR1M + 4.250%), 10/01/25	402,820	0.3
563,588		AssuredPartners, Inc. 2022 Term Loan, 5.955%, (TSFR1M + 3.500%), 02/12/27	549,146	0.4
323,375		IMA Financial Group, Inc. Term Loan, 6.274%, (US0001M + 3.750%), 11/01/28	314,684	0.2
901,064		OneDigital Borrower LLC 2021 Term Loan, 6.977%, (SOFRRATE + 4.250%), 11/16/27	874,032	0.6
299,663		Ryan Specialty Group, LLC Term Loan, 5.555%, (TSFR1M + 3.000%), 09/01/27	294,793	0.2
			3,875,952	2.8
		Leisure Good/Activities/Movies: 2.6%
341,133	(4)	24 Hour Fitness Worldwide, Inc. 2021 Delayed Draw Term Loan, 3.575% (PIK Rate 12.000%, Cash Rate 3.000%), 08/26/22	335,163	0.2
347,359	(4)	24 Hour Fitness Worldwide, Inc. 2021 Exit Delayed Draw Term Loan, 16.687%, (US0003M + 14.000%) (PIK Rate 12.000%, Cash Rate 3.000%), 09/29/26	340,412	0.3
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
176,417		Alterra Mountain Company 2021 Series B-2 Consenting Term Loan, 6.024%, (US0001M + 3.500%), 08/17/28	$172,888	0.1
440,779		AMC Entertainment Holdings Inc. 2019 Term Loan B, 5.380%, (US0003M + 3.000%), 04/22/26	381,038	0.3
523,688		AppLovin Corporation 2021 Term Loan B, 5.250%, (US0003M + 3.000%), 10/25/28	510,857	0.4
965,150		City Football Group Limited Term Loan, 6.484%, (US0001M + 3.500%), 07/21/28	931,370	0.7
176,824		ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 5.000%, (US0003M + 2.750%), 09/18/24	169,530	0.1
649	(4)	Crown Finance US, Inc. 2020 Term Loan B1, 7.000%, (US0003M + 7.000%) (PIK Rate 8.250%, Cash Rate 7.000%), 05/23/24	751	0.0
335,000		Scientific Games Holdings LP 2022 USD Term Loan B, 5.617%, (TSFR1M + 3.500%), 04/04/29	324,053	0.2
373,450		The Knot Worldwide Inc. 2022 Term Loan, 7.055%, (TSFR1M + 4.500%), 12/19/25	369,715	0.3
			3,535,777	2.6

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA CREDIT INCOME FUND  AS OF AUGUST 31, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Lodging & Casinos: 1.6%
209,905	Caesars Resort Collection, LLC 2020 Term Loan B1, 6.024%, (US0001M + 3.500%), 07/21/25	$208,593	0.2
558,750	Golden Entertainment, Inc. 2017 1st Lien Term Loan, 5.460%, (US0001M + 3.000%), 10/21/24	554,734	0.4
250,000	Hilton Worldwide Finance, LLC 2019 Term Loan B2, 4.194%, (US0001M + 1.750%), 06/22/26	245,683	0.2
435,000	Scientific Games International, Inc. 2022 USD Term Loan, 5.407%, (TSFR1M + 3.000%), 04/14/29	426,390	0.3
155,931	Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan, 4.500%, (US0003M + 2.250%), 07/21/26	152,660	0.1
587,050	Twin River Worldwide Holdings, Inc. 2021 Term Loan B, 5.623%, (US0001M + 3.250%), 10/02/28	560,780	0.4
		2,148,840	1.6
	Mortgage REITs: 0.3%
360,544	BIFM CA Buyer Inc. Term Loan B, 6.024%, (US0001M + 3.500%), 06/01/26	350,855	0.3
	Nonferrous Metals/Minerals: 0.7%
591,066	Covia Holdings Corporation 2020 PIK Take Back Term Loan, 6.285%, (US0003M + 4.000%), 07/31/26	567,670	0.4
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
368,113	U.S. Silica Company 2018 Term Loan B, 6.563%, (US0001M + 4.000%), 05/01/25	$360,980	0.3
		928,650	0.7
	Oil & Gas: 1.6%
393,616	Brazos Delaware II, LLC Term Loan B, 6.368%, (US0001M + 4.000%), 05/21/25	390,869	0.3
189,026	Glass Mountain Pipeline Holdings, LLC 2021 Exit Term Loan, 7.300%, (US0003M + 4.500%), 10/28/27	164,925	0.1
166,850	ITT Holdings LLC 2021 Term Loan, 5.274%, (US0001M + 2.750%), 07/10/28	161,740	0.1
378,100	Oryx Midstream Services Permian Basin LLC Term Loan B, 6.211%, (US0003M + 3.250%), 10/05/28	372,724	0.3
192,775	TransMontaigne Operating Company L.P. Term Loan B, 5.873%, (US0001M + 3.500%), 11/17/28	187,715	0.1
350,726	Traverse Midstream Partners LLC 2017 Term Loan, 5.950%, (TSFR1M + 4.250%), 09/27/24	348,862	0.3
546,686	Waterbridge Midstream Operating LLC Term Loan B, 9.127%, (US0003M + 5.750%), 06/22/26	538,291	0.4
		2,165,126	1.6

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA CREDIT INCOME FUND  AS OF AUGUST 31, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Publishing: 0.7%
147,381	Alchemy Copyrights, LLC Term Loan B, 5.373%, (US0001M + 3.000%), 03/10/28	$145,907	0.1
560,156	Cengage Learning, Inc. 2021 Term Loan B, 7.814%, (US0003M + 4.750%), 07/14/26	531,028	0.4
295,725	Dotdash Meredith Inc Term Loan B, 6.407%, (SOFRRATE + 4.000%), 12/01/28	275,764	0.2
		952,699	0.7
	Radio & Television: 1.6%
435,613	Clear Channel Outdoor Holdings, Inc. Term Loan B, 6.305%, (US0003M + 3.500%), 08/21/26	404,152	0.3
514,740	CMG Media Corporation 2021 Term Loan, 6.024%, (US0001M + 3.500%), 12/17/26	501,013	0.4
1,727,148	Diamond Sports Group, LLC 2022 2nd Lien Term Loan, 5.637%, (TSFR1M + 3.350%), 08/24/26	323,531	0.2
333,333	Entercom Media Corp. 2019 Term Loan, 4.785%, (US0003M + 2.500%), 11/18/24	292,709	0.2
502,475	Gray Television, Inc. 2021 Term Loan D, 5.373%, (US0001M + 3.000%), 12/01/28	495,566	0.4
1,913	Sinclair Television Group Inc. Term Loan B2B, 5.030%, (US0001M + 2.500%), 09/30/26	1,845	0.0
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
103,333	Univision Communications Inc. 2022 First Lien Term Loan B, 6.772%, (TSFR1M + 4.250%), 06/08/29	$101,783	0.1
		2,120,599	1.6
	Retailers (Except Food & Drug): 2.1%
21,111	AI Aqua Merger Sub, Inc. 2021 1st Lien Delayed Draw Term Loan, 4.209%, (US0003M + 4.000%), 07/31/28	20,346	0.0
190,000	AI Aqua Merger Sub, Inc. 2021 1st Lien Term Loan B, 6.037%, (SOFRRATE + 3.750%), 07/31/28	183,113	0.2
28,704	AI Aqua Merger Sub, Inc. 2022 Delayed Draw Term loan, 4.050%, (SOFRRATE + 4.000%), 07/31/28	27,742	0.0
126,296	AI Aqua Merger Sub, Inc. 2022 Term Loan B, 4.050%, (TSFR1M + 4.000%), 07/31/28	122,065	0.1
339,619	Franchise Group Intermediate Holdco, LLC 2021 First Out Term Loan B, 6.500%, (US0003M + 4.750%), 03/10/26	331,129	0.3
881,625	Great Outdoors Group, LLC 2021 Term Loan B1, 6.274%, (US0001M + 3.750%), 03/06/28	856,609	0.6
149,250	Lakeshore Intermediate LLC Term Loan, 5.876%, (US0001M + 3.500%), 09/29/28	144,959	0.1
270,338	Leslies Poolmart, Inc. 2021 Term Loan B, 5.024%, (US0001M + 2.500%), 03/09/28	266,311	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA CREDIT INCOME FUND  AS OF AUGUST 31, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Retailers (Except Food & Drug) (continued)
338,300		Petmate Incremental Term Loan B, 7.750%, (US0003M + 5.500%), 09/15/28	$289,670	0.2
595,500		Pilot Travel Centers LLC 2021 Term Loan B, 4.555%, (TSFR1M + 2.000%), 08/04/28	584,334	0.4
			2,826,278	2.1
		Surface Transport: 0.9%
296,231		ENC Holding Corporation 2021 Term Loan, 6.506%, (US0003M + 4.250%), 08/04/28	281,419	0.2
26,531	(3)	ENC Holding Corporation Delayed Draw Term Loan, 4.370%, (US0003M + 4.250%), 08/19/28	25,204	0.0
115,000		LaserShip, Inc. 2021 2nd Lien Term Loan, 10.377%, (US0003M + 7.500%), 05/07/29	94,875	0.1
501,213		LaserShip, Inc. 2021 Term Loan, 7.377%, (US0006M + 4.500%), 05/07/28	447,437	0.3
391,306		Savage Enterprises LLC 2021 Term Loan B, 5.700%, (US0001M + 3.250%), 09/15/28	387,539	0.3
			1,236,474	0.9
		Technology: 1.9%
2,000,000		Avaya 2022 Term Loan 1L, 11.686%, (TSFR1M + 10.000%), 12/15/27	1,290,000	0.9
210,000		Entegris, Inc. 2022 Term Loan B, 5.569%, (SOFRRATE + 3.000%), 07/06/29	209,794	0.2
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
473,902	Misys (Finastra) — TL B 1L, 6.871%, (US0003M + 3.500%), 06/13/24	$444,580	0.3
811,628	Veritas US Inc. 2021 USD Term Loan B, 7.250%, (US0003M + 5.000%), 09/01/25	654,713	0.5
		2,599,087	1.9
	Telecommunications: 5.9%
306,691	Altice France S.A. USD Term Loan B11, 5.556%, (US0003M + 2.750%), 07/31/25	297,490	0.2
255,000	Asurion LLC 2021 2nd Lien Term Loan B3, 7.774%, (US0001M + 5.250%), 01/31/28	220,734	0.2
560,000	Asurion LLC 2021 Second Lien Term Loan B4, 7.774%, (US0001M + 5.250%), 01/20/29	480,900	0.3
700,000	Avaya, Inc. 2020 Term Loan B, 6.641%, (US0001M + 4.250%), 12/15/27	408,042	0.3
606,927	CCI Buyer, Inc. Term Loan, 6.054%, (US0003M + 4.000%), 12/17/27	585,052	0.4
824,188	CommScope, Inc. 2019 Term Loan B, 5.774%, (US0001M + 3.250%), 04/06/26	789,160	0.6
245,319	Connect Finco Sarl 2021 Term Loan B, 6.030%, (US0001M + 3.500%), 12/11/26	238,726	0.2
307,141	Digi International Inc. Term Loan B, 7.806%, (US0003M + 5.000%), 11/01/28	305,221	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA CREDIT INCOME FUND  AS OF AUGUST 31, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Telecommunications (continued)
1,922,174	Global Tel*Link Corporation 2018 1st Lien Term Loan, 7.056%, (US0003M + 4.250%), 11/29/25	$1,784,819	1.3
552,797	Global Tel*Link Corporation 2018 2nd Lien Term Loan, 12.727%, (SOFRRATE + 10.000%), 11/29/26	489,226	0.4
193,050	GOGO Intermediate Holdings LLC Term Loan B, 6.556%, (US0003M + 3.750%), 04/30/28	189,672	0.1
617,774	GTT Communications, Inc. 2018 USD Term Loan B, 9.250%, (PRIME + 3.750%), 05/31/25	484,953	0.4
938,293	Intelsat Jackson Holdings S.A. 2021 Exit Term Loan B, 7.445%, (SOFRRATE + 4.500%), 02/01/29	891,965	0.6
490,162	Iridium Satellite LLC 2021 Term Loan B2, 5.024%, (US0001M + 2.500%), 11/04/26	484,647	0.4
285,000	Venga Finance Sarl 2021 USD Term Loan B, 7.027%, (US0003M + 4.750%), 12/04/28	267,900	0.2
190,000	ViaSat, Inc. Term Loan, 7.070%, (TSFR1M + 4.500%), 03/02/29	176,344	0.1
		8,094,851	5.9
	Utilities: 0.9%
190,238	Covanta Holding Corporation 2021 Term Loan B, 5.024%, (US0001M + 2.500%), 11/30/28	186,861	0.1
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
14,286		Covanta Holding Corporation 2021 Term Loan C, 5.024%, (US0001M + 2.500%), 11/30/28	$14,032	0.0
264,613		Edgewater Generation, L.L.C. Term Loan, 6.274%, (US0001M + 3.750%), 12/13/25	234,230	0.2
5,384		Generation Bridge Acquisition, LLC Term Loan B, 7.250%, (US0003M + 5.000%), 12/01/28	5,359	0.0
113		Generation Bridge Acquisition, LLC Term Loan C, 7.250%, (US0003M + 5.000%), 12/01/28	112	0.0
670,616		Nautilus Power, LLC Term Loan B, 6.774%, (US0001M + 4.250%), 05/16/24	502,962	0.4
242,550		Tiger Acquisition, LLC 2021 Term Loan, 5.774%, (US0001M + 3.250%), 06/01/28	232,272	0.2
			1,175,828	0.9
		Total Senior Loans (Cost $119,717,007)	112,122,875	82.3
CORPORATE BONDS/NOTES: 39.5%
		Basic Materials: 2.7%
100,000	#	ASP Unifrax Holdings, Inc., 5.250%, 09/30/28	80,368	0.1
125,000	#	ASP Unifrax Holdings, Inc., 7.500%, 09/30/29	91,604	0.1
275,000	#	Cleveland-Cliffs, Inc., 4.625%, 03/01/29	244,578	0.2
125,000	#	Coeur Mining, Inc., 5.125%, 02/15/29	91,194	0.1
150,000	#	Consolidated Energy Finance S.A., 5.625%, 10/15/28	123,482	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA CREDIT INCOME FUND  AS OF AUGUST 31, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Basic Materials (continued)
250,000	#	Constellium SE, 5.625%, 06/15/28	$226,610	0.2
200,000	#	First Quantum Minerals Ltd., 6.875%, 10/15/27	191,018	0.1
300,000	#	HudBay Minerals, Inc., 4.500%, 04/01/26	272,700	0.2
125,000	#	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/28	107,684	0.1
200,000	#	INEOS Quattro Finance 2 Plc, 3.375%, 01/15/26	173,352	0.1
150,000	#,(5)	Iris Holdings, Inc., 8.750% (PIK Rate 9.500%, Cash Rate 8.750%), 02/15/26	121,031	0.1
150,000	#	LSF11 A5 Holdco LLC, 6.625%, 10/15/29	126,548	0.1
225,000	#	Mativ, Inc., 6.875%, 10/01/26	205,437	0.1
150,000	#	Mineral Resources Ltd., 8.000%, 11/01/27	149,866	0.1
325,000	#	Novelis Corp., 4.750%, 01/30/30	283,140	0.2
225,000	#	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.000%, 01/27/30	187,152	0.1
300,000		Olin Corp., 5.625%, 08/01/29	286,166	0.2
200,000	#	Olympus Water US Holding Corp., 6.250%, 10/01/29	151,269	0.1
125,000	#	Taseko Mines Ltd., 7.000%, 02/15/26	103,309	0.1
225,000	#	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 09/01/25	194,274	0.1
250,000	#	Tronox, Inc., 4.625%, 03/15/29	208,273	0.1
125,000	#	Vibrantz Technologies, Inc., 9.000%, 02/15/30	91,246	0.1
			3,710,301	2.7
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Communications: 6.6%
200,000	#	Acuris Finance Us, Inc. / Acuris Finance SARL, 5.000%, 05/01/28	$168,204	0.1
200,000	#	Altice France Holding SA, 6.000%, 02/15/28	135,938	0.1
400,000	#	Altice France SA/France, 5.500%, 10/15/29	316,374	0.2
300,000		AMC Networks, Inc., 4.250%, 02/15/29	245,280	0.2
175,000	#	Audacy Capital Corp., 6.500%, 05/01/27	57,559	0.0
175,000	#	Beasley Mezzanine Holdings LLC, 8.625%, 02/01/26	136,757	0.1
900,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 4.750%, 03/01/30	774,621	0.6
225,000	#	Clear Channel Outdoor Holdings, Inc., 7.750%, 04/15/28	183,420	0.1
275,000	#	CommScope Technologies LLC, 5.000%, 03/15/27	217,451	0.2
100,000	#	CommScope, Inc., 4.750%, 09/01/29	85,272	0.1
400,000	#	Connect Finco SARL / Connect US Finco LLC, 6.750%, 10/01/26	367,290	0.3
100,000		CSC Holdings LLC, 5.250%, 06/01/24	97,618	0.1
650,000	#	CSC Holdings LLC, 5.750%, 01/15/30	504,449	0.4
375,000	#	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 08/15/27	343,642	0.2
225,000	#	DISH DBS Corp., 5.250%, 12/01/26	186,187	0.1
325,000		DISH DBS Corp., 7.375%, 07/01/28	213,398	0.1
150,000		Embarq Corp., 7.995%, 06/01/36	116,797	0.1
75,000	#	GCI LLC, 4.750%, 10/15/28	67,696	0.0
275,000	#	Gray Television, Inc., 4.750%, 10/15/30	227,012	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA CREDIT INCOME FUND  AS OF AUGUST 31, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Communications (continued)
100,000	#	iHeartCommunications, Inc., 5.250%, 08/15/27	$89,887	0.1
175,000		iHeartCommunications, Inc., 8.375%, 05/01/27	154,350	0.1
200,000	#	ION Trading Technologies Sarl, 5.750%, 05/15/28	170,791	0.1
400,000	#	LCPR Senior Secured Financing DAC, 6.750%, 10/15/27	378,200	0.3
100,000		Lumen Technologies, Inc., 5.625%, 04/01/25	97,138	0.1
125,000	#	McGraw-Hill Education, Inc., 8.000%, 08/01/29	108,629	0.1
225,000	#	Millennium Escrow Corp., 6.625%, 08/01/26	182,942	0.1
125,000		Netflix, Inc., 4.875%, 04/15/28	121,728	0.1
175,000	(6)	Paramount Global, 6.250%, 02/28/57	161,875	0.1
175,000	#	Radiate Holdco LLC / Radiate Finance, Inc., 6.500%, 09/15/28	130,594	0.1
100,000	#	Sinclair Television Group, Inc., 4.125%, 12/01/30	81,574	0.1
100,000	#	Sinclair Television Group, Inc., 5.500%, 03/01/30	78,524	0.1
250,000	#	Sirius XM Radio, Inc., 5.000%, 08/01/27	235,667	0.2
150,000	#	Spanish Broadcasting System, Inc., 9.750%, 03/01/26	119,387	0.1
350,000		Sprint Corp., 7.125%, 06/15/24	361,806	0.3
125,000		Sprint Corp., 7.625%, 03/01/26	132,365	0.1
150,000	#	Stagwell Global LLC, 5.625%, 08/15/29	127,449	0.1
250,000		Telecom Italia Capital SA, 6.375%, 11/15/33	211,533	0.1
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
425,000	#	Univision Communications, Inc., 6.625%, 06/01/27	$410,676	0.3
100,000	#	Urban One, Inc., 7.375%, 02/01/28	89,939	0.1
275,000	#	ViaSat, Inc., 5.625%, 09/15/25	241,933	0.2
75,000	#	ViaSat, Inc., 5.625%, 04/15/27	69,108	0.0
225,000	#	Viavi Solutions, Inc., 3.750%, 10/01/29	193,409	0.1
200,000	#	Virgin Media Vendor Financing Notes IV DAC, 5.000%, 07/15/28	171,130	0.1
300,000	#	Vmed O2 UK Financing I PLC, 4.750%, 07/15/31	247,313	0.2
175,000	#	Zayo Group Holdings, Inc., 6.125%, 03/01/28	134,328	0.1
			8,947,240	6.6
		Consumer, Cyclical: 9.6%
175,000	#	1011778 BC ULC / New Red Finance, Inc., 4.375%, 01/15/28	156,736	0.1
250,000	#	Academy Ltd., 6.000%, 11/15/27	233,743	0.2
200,000	#	Adient Global Holdings Ltd., 4.875%, 08/15/26	185,337	0.1
200,000	#	Affinity Gaming, 6.875%, 12/15/27	173,974	0.1
275,000	#	Allison Transmission, Inc., 5.875%, 06/01/29	258,879	0.2
500,000	#	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 04/20/26	476,330	0.3
125,000	#	Arko Corp., 5.125%, 11/15/29	104,699	0.1
300,000		Asbury Automotive Group, Inc., 4.500%, 03/01/28	268,330	0.2
325,000	#	Bath & Body Works, Inc., 6.625%, 10/01/30	295,652	0.2
200,000	#	Caesars Entertainment, Inc., 4.625%, 10/15/29	161,120	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA CREDIT INCOME FUND  AS OF AUGUST 31, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Consumer, Cyclical (continued)
175,000	#	Caesars Entertainment, Inc., 6.250%, 07/01/25	$171,097	0.1
150,000	#	CCM Merger, Inc., 6.375%, 05/01/26	141,183	0.1
175,000	#	Century Communities, Inc., 3.875%, 08/15/29	140,891	0.1
75,000	#	Cinemark USA, Inc., 8.750%, 05/01/25	77,243	0.1
175,000	#	Crocs, Inc., 4.250%, 03/15/29	143,109	0.1
125,000		Delta Air Lines 2020-1 Class A Pass Through Trust, 7.375%, 01/15/26	127,667	0.1
175,000	#	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 6.750%, 01/15/30	143,010	0.1
150,000	#	Foot Locker, Inc., 4.000%, 10/01/29	122,451	0.1
1,100,000		Ford Motor Credit Co. LLC, 4.125%, 08/17/27	992,750	0.7
150,000	#	Foundation Building Materials, Inc., 6.000%, 03/01/29	121,226	0.1
225,000	#	Gap, Inc./The, 3.625%, 10/01/29	157,044	0.1
75,000	#	Golden Entertainment, Inc., 7.625%, 04/15/26	76,792	0.1
350,000		Goodyear Tire & Rubber Co/The, 4.875%, 03/15/27	329,446	0.2
225,000	#	Installed Building Products, Inc., 5.750%, 02/01/28	207,878	0.2
250,000	#	Interface, Inc., 5.500%, 12/01/28	218,811	0.2
400,000	#	International Game Technology PLC, 6.250%, 01/15/27	392,208	0.3
150,000	#	LBM Acquisition LLC, 6.250%, 01/15/29	112,313	0.1
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
225,000	#	LCM Investments Holdings II LLC, 4.875%, 05/01/29	$188,165	0.1
225,000	#	LGI Homes, Inc., 4.000%, 07/15/29	175,800	0.1
125,000	#	Lindblad Expeditions LLC, 6.750%, 02/15/27	113,831	0.1
175,000	#	Lions Gate Capital Holdings LLC, 5.500%, 04/15/29	138,896	0.1
250,000		M/I Homes, Inc., 4.950%, 02/01/28	221,000	0.2
250,000	#	Macy's Retail Holdings LLC, 6.125%, 03/15/32	207,942	0.2
250,000	#	Mattel, Inc., 3.750%, 04/01/29	223,220	0.2
250,000	#	Meritor, Inc., 4.500%, 12/15/28	256,397	0.2
150,000	#	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.875%, 05/01/29	131,886	0.1
225,000		Murphy Oil USA, Inc., 4.750%, 09/15/29	206,225	0.1
325,000	#	NCL Corp. Ltd, 5.875%, 03/15/26	263,250	0.2
175,000	#	Penn National Gaming, Inc., 5.625%, 01/15/27	160,316	0.1
250,000	#	PetSmart, Inc. / PetSmart Finance Corp., 7.750%, 02/15/29	235,936	0.2
100,000	#	Picasso Finance Sub, Inc., 6.125%, 06/15/25	100,375	0.1
150,000	#	Real Hero Merger Sub 2, Inc., 6.250%, 02/01/29	122,100	0.1
400,000	#	Royal Caribbean Cruises Ltd., 5.375%, 07/15/27	310,200	0.2
100,000	#	Royal Caribbean Cruises Ltd., 11.500%, 06/01/25	106,262	0.1
275,000	#	Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.625%, 03/01/30	244,892	0.2
175,000	#	Scientific Games International, Inc., 7.000%, 05/15/28	171,516	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA CREDIT INCOME FUND  AS OF AUGUST 31, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Consumer, Cyclical (continued)
250,000	#	Shea Homes L.P. / Shea Homes Funding Corp., 4.750%, 02/15/28	$208,461	0.2
150,000	#	Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.500%, 11/28/25	135,220	0.1
225,000	#	Sonic Automotive, Inc., 4.625%, 11/15/29	192,612	0.1
175,000	#	Specialty Building Products Holdings LLC / SBP Finance Corp., 6.375%, 09/30/26	157,918	0.1
175,000	#	SRS Distribution, Inc., 6.125%, 07/01/29	145,413	0.1
175,000	#	Staples, Inc., 10.750%, 04/15/27	128,888	0.1
200,000	#	Station Casinos LLC, 4.500%, 02/15/28	172,578	0.1
175,000	#	STL Holding Co. LLC, 7.500%, 02/15/26	154,875	0.1
250,000	#	Taylor Morrison Communities, Inc., 5.750%, 01/15/28	229,310	0.2
275,000	#	Tempur Sealy International, Inc., 4.000%, 04/15/29	226,354	0.2
250,000	#	United Airlines 2015-1 Class AA Pass Through Trust, 4.625%, 04/15/29	219,688	0.2
175,000		United Airlines Holdings, Inc., 4.875%, 01/15/25	165,731	0.1
250,000	#	Victoria's Secret & Co., 4.625%, 07/15/29	198,543	0.1
150,000	#	Viking Cruises Ltd., 5.875%, 09/15/27	121,205	0.1
75,000	#	Viking Cruises Ltd., 13.000%, 05/15/25	78,820	0.1
100,000	#	White Cap Buyer LLC, 6.875%, 10/15/28	87,782	0.1
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
75,000	#,(5)	White Cap Parent LLC, 8.250% (PIK Rate 9.000%, Cash Rate 8.250%), 03/15/26	$65,353	0.0
175,000	#	William Carter Co/The, 5.625%, 03/15/27	169,233	0.1
125,000	#	Williams Scotsman International, Inc., 4.625%, 08/15/28	112,541	0.1
225,000	#	Wolverine World Wide, Inc., 4.000%, 08/15/29	183,451	0.1
325,000	#	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 05/15/27	293,699	0.2
			13,015,803	9.6
		Consumer, Non-cyclical: 5.7%
200,000	#	Acadia Healthcare Co., Inc., 5.500%, 07/01/28	189,733	0.1
225,000	#	ACCO Brands Corp., 4.250%, 03/15/29	187,942	0.1
275,000	#	ADT Security Corp./The, 4.125%, 08/01/29	236,494	0.2
475,000	#	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/28	453,180	0.3
75,000	#	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 07/15/26	70,312	0.1
200,000	#	Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.750%, 07/15/27	180,334	0.1
175,000	#	Alta Equipment Group, Inc., 5.625%, 04/15/26	152,024	0.1
200,000	#	AMN Healthcare, Inc., 4.625%, 10/01/27	184,586	0.1
175,000	#	APi Escrow Corp., 4.750%, 10/15/29	145,200	0.1
175,000	#	Bausch Health Americas, Inc., 8.500%, 01/31/27	84,264	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA CREDIT INCOME FUND  AS OF AUGUST 31, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Consumer, Non-cyclical (continued)
75,000	#	Bausch Health Cos, Inc., 4.875%, 06/01/28	$51,939	0.0
200,000	#	Bausch Health Cos, Inc., 5.250%, 01/30/30	74,303	0.1
125,000	#	BellRing Brands, Inc., 7.000%, 03/15/30	119,522	0.1
225,000	#	Catalent Pharma Solutions, Inc., 5.000%, 07/15/27	212,638	0.2
650,000		Centene Corp., 4.625%, 12/15/29	613,243	0.4
200,000	#	Cheplapharm Arzneimittel GmbH, 5.500%, 01/15/28	171,905	0.1
75,000	#	Chobani LLC / Chobani Finance Corp., Inc., 4.625%, 11/15/28	65,736	0.0
100,000	#	Chobani LLC / Chobani Finance Corp., Inc., 7.500%, 04/15/25	95,135	0.1
275,000	#	CHS/Community Health Systems, Inc., 5.625%, 03/15/27	233,720	0.2
175,000	#	CoreLogic, Inc., 4.500%, 05/01/28	138,067	0.1
150,000	#	CPI CG, Inc., 8.625%, 03/15/26	144,741	0.1
75,000	#	Darling Ingredients, Inc., 6.000%, 06/15/30	75,200	0.1
175,000	#	DaVita, Inc., 4.625%, 06/01/30	141,097	0.1
125,000		Encompass Health Corp., 4.750%, 02/01/30	107,112	0.1
200,000	#	Graham Holdings Co., 5.750%, 06/01/26	197,026	0.1
200,000	#	Jazz Securities DAC, 4.375%, 01/15/29	180,638	0.1
225,000	#	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/26	229,487	0.2
175,000	#	Medline Borrower L.P., 3.875%, 04/01/29	148,531	0.1
125,000	#	Medline Borrower L.P., 5.250%, 10/01/29	105,205	0.1
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
125,000	#	MPH Acquisition Holdings LLC, 5.750%, 11/01/28	$99,413	0.1
150,000	#	NESCO Holdings II, Inc., 5.500%, 04/15/29	132,264	0.1
225,000	#	Nielsen Finance LLC / Nielsen Finance Co., 4.500%, 07/15/29	226,238	0.2
200,000	#	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.125%, 04/30/31	175,252	0.1
100,000	#	PECF USS Intermediate Holding III Corp., 8.000%, 11/15/29	84,166	0.1
350,000	#	Post Holdings, Inc., 5.500%, 12/15/29	321,129	0.2
250,000	#	Primo Water Holdings, Inc., 4.375%, 04/30/29	214,134	0.2
150,000	#	Select Medical Corp., 6.250%, 08/15/26	143,678	0.1
150,000	#	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./ Simmons Feed, 4.625%, 03/01/29	132,863	0.1
225,000	#	Spectrum Brands, Inc., 5.000%, 10/01/29	196,233	0.1
350,000	#	Tenet Healthcare Corp., 4.625%, 06/15/28	318,633	0.2
275,000	#	Tenet Healthcare Corp., 6.125%, 10/01/28	252,660	0.2
125,000	#	Triton Water Holdings, Inc., 6.250%, 04/01/29	102,713	0.1
100,000	#	United Natural Foods, Inc., 6.750%, 10/15/28	96,213	0.1
250,000		United Rentals North America, Inc., 5.250%, 01/15/30	236,950	0.2
			7,721,853	5.7

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA CREDIT INCOME FUND  AS OF AUGUST 31, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Energy: 6.8%
225,000	#	Aethon United BR L.P. / Aethon United Finance Corp., 8.250%, 02/15/26	$225,292	0.2
300,000	#	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 03/01/27	284,730	0.2
225,000	#	Antero Resources Corp., 5.375%, 03/01/30	212,074	0.1
350,000		Apache Corp., 4.250%, 01/15/30	316,640	0.2
300,000	#	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/28	273,475	0.2
225,000	#	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 06/30/29	202,971	0.1
200,000	#	Atlantica Sustainable Infrastructure PLC, 4.125%, 06/15/28	179,298	0.1
200,000	#	Baytex Energy Corp., 8.750%, 04/01/27	204,837	0.1
225,000	#	Chesapeake Energy Corp., 6.750%, 04/15/29	220,069	0.2
125,000	#	Chord Energy Corp., 6.375%, 06/01/26	121,430	0.1
150,000	#	CNX Midstream Partners LP, 4.750%, 04/15/30	126,852	0.1
250,000	#	Colgate Energy Partners III LLC, 5.875%, 07/01/29	232,052	0.2
250,000	#	Comstock Resources, Inc., 6.750%, 03/01/29	239,062	0.2
250,000	#	Crescent Energy Finance LLC, 7.250%, 05/01/26	239,549	0.2
300,000	#	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.625%, 05/01/27	280,182	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
50,000		DCP Midstream Operating L.P., 5.375%, 07/15/25	$50,190	0.0
250,000	#	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 7.125%, 06/01/28	233,908	0.2
300,000	#	DT Midstream, Inc., 4.125%, 06/15/29	263,970	0.2
225,000	#	Earthstone Energy Holdings LLC, 8.000%, 04/15/27	219,503	0.2
225,000	#	Encino Acquisition Partners Holdings LLC, 8.500%, 05/01/28	214,562	0.2
350,000		EnLink Midstream LLC, 5.375%, 06/01/29	327,604	0.2
225,000	#	Enviva Partners L.P. / Enviva Partners Finance Corp., 6.500%, 01/15/26	218,835	0.2
125,000		EQM Midstream Partners L.P., 5.500%, 07/15/28	114,489	0.1
300,000	#	Hess Midstream Operations L.P., 5.125%, 06/15/28	279,083	0.2
325,000	#	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 04/15/30	299,647	0.2
150,000	#	Howard Midstream Energy Partners LLC, 6.750%, 01/15/27	135,930	0.1
250,000	#	Kinetik Holdings L.P., 5.875%, 06/15/30	238,131	0.2
250,000	#	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/26	227,749	0.2
325,000		Murphy Oil Corp., 6.375%, 07/15/28	320,492	0.2
100,000	#	Nabors Industries, Inc., 7.375%, 05/15/27	96,670	0.1
825,000		Occidental Petroleum Corp., 6.625%, 09/01/30	882,503	0.6
250,000	#	Strathcona Resources Ltd., 6.875%, 08/01/26	220,491	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA CREDIT INCOME FUND  AS OF AUGUST 31, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Energy (continued)
225,000	#	SunCoke Energy, Inc., 4.875%, 06/30/29	$187,014	0.1
275,000		Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/29	234,118	0.2
130,000	#	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/28	112,585	0.1
109,375	#	Transocean Poseidon Ltd., 6.875%, 02/01/27	103,182	0.1
100,000	#	Transocean, Inc., 7.500%, 01/15/26	77,144	0.0
200,000	#	Weatherford International Ltd., 8.625%, 04/30/30	181,131	0.1
700,000		Western Midstream Operating L.P., 4.300%, 02/01/30	632,730	0.5
			9,230,174	6.8
		Financial: 3.0%
200,000		Ally Financial, Inc., 5.750%, 11/20/25	202,265	0.1
150,000	#	AmWINS Group, Inc., 4.875%, 06/30/29	130,748	0.1
100,000	#	Aretec Escrow Issuer, Inc., 7.500%, 04/01/29	86,474	0.1
150,000	#	BroadStreet Partners, Inc., 5.875%, 04/15/29	123,911	0.1
250,000	#	Cushman & Wakefield US Borrower LLC, 6.750%, 05/15/28	248,200	0.2
325,000	#	Freedom Mortgage Corp., 7.625%, 05/01/26	266,377	0.2
200,000	#	GTCR AP Finance, Inc., 8.000%, 05/15/27	194,069	0.1
300,000	#	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.250%, 02/01/27	262,871	0.2
200,000	#	Midcap Financial Issuer Trust, 6.500%, 05/01/28	171,826	0.1
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
300,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/27	$269,501	0.2
250,000	#	Nationstar Mortgage Holdings, Inc., 5.500%, 08/15/28	209,433	0.1
425,000		Navient Corp., 5.000%, 03/15/27	364,626	0.3
600,000		OneMain Finance Corp., 3.500%, 01/15/27	495,969	0.4
225,000	#	PRA Group, Inc., 5.000%, 10/01/29	194,166	0.1
300,000	#	Realogy Group LLC / Realogy Co-Issuer Corp., 5.750%, 01/15/29	235,500	0.2
275,000	#	RLJ Lodging Trust L.P., 3.750%, 07/01/26	247,107	0.2
275,000	#	United Wholesale Mortgage LLC, 5.750%, 06/15/27	226,901	0.2
175,000	#	Uniti Group L.P. / Uniti Group Finance, Inc. / CSL Capital LLC, 6.500%, 02/15/29	133,602	0.1
100,000	#	VistaJet Malta Finance PLC / XO Management Holding, Inc., 6.375%, 02/01/30	86,175	0.0
			4,149,721	3.0
		Industrial: 3.5%
200,000	#,(5)	ARD Finance SA, 6.500% (PIK Rate 7.250%, Cash Rate 6.500%), 06/30/27	155,413	0.1
125,000	#	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 02/01/26	113,381	0.1
200,000	#	Builders FirstSource, Inc., 5.000%, 03/01/30	177,525	0.1
275,000	#	Cargo Aircraft Management, Inc., 4.750%, 02/01/28	252,120	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA CREDIT INCOME FUND  AS OF AUGUST 31, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Industrial (continued)
275,000	#	Cascades, Inc./ Cascades USA, Inc., 5.375%, 01/15/28	$248,028	0.2
275,000	#	Fortress Transportation and Infrastructure Investors LLC, 5.500%, 05/01/28	234,437	0.2
250,000	#	GFL Environmental, Inc., 4.000%, 08/01/28	211,692	0.1
200,000	#	Global Infrastructure Solutions, Inc., 5.625%, 06/01/29	160,200	0.1
225,000	#	GrafTech Finance, Inc., 4.625%, 12/15/28	192,280	0.1
125,000	#	Graham Packaging Co., Inc., 7.125%, 08/15/28	107,513	0.1
100,000	#	Granite US Holdings Corp., 11.000%, 10/01/27	97,459	0.1
275,000	#	Imola Merger Corp., 4.750%, 05/15/29	233,814	0.2
50,000	#,(5)	Intelligent Packaging Holdco Issuer L.P., 9.000% (PIK Rate 9.750%, Cash Rate 9.000%), 01/15/26	41,717	0.0
175,000	#	Intelligent Packaging Ltd Finco, Inc. / Intelligent Packaging Ltd Co-Issuer LLC, 6.000%, 09/15/28	150,135	0.1
175,000	#	Koppers, Inc., 6.000%, 02/15/25	164,448	0.1
150,000	#	New Enterprise Stone & Lime Co., Inc., 9.750%, 07/15/28	129,953	0.1
250,000	#	PGT Innovations, Inc., 4.375%, 10/01/29	211,848	0.2
175,000	#	Roller Bearing Co. of America, Inc., 4.375%, 10/15/29	157,281	0.1
200,000	#	Rolls-Royce PLC, 5.750%, 10/15/27	181,040	0.1
300,000	#	Sensata Technologies BV, 4.000%, 04/15/29	259,440	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
400,000	#	Standard Industries, Inc./NJ, 4.750%, 01/15/28	$350,323	0.3
225,000	#	Stevens Holding Co., Inc., 6.125%, 10/01/26	223,698	0.2
275,000	#	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/29	247,834	0.2
325,000		TransDigm, Inc., 6.375%, 06/15/26	312,388	0.2
200,000	#	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/28	166,788	0.1
			4,780,755	3.5
		Technology: 1.1%
175,000	#	Condor Merger Sub, Inc., 7.375%, 02/15/30	146,326	0.1
175,000	#	Consensus Cloud Solutions, Inc., 6.500%, 10/15/28	156,746	0.1
200,000	#	Entegris Escrow Corp., 6.950%, 06/15/30	190,008	0.1
325,000	#	NCR Corp., 5.125%, 04/15/29	303,940	0.2
300,000	#	Open Text Holdings, Inc., 4.125%, 02/15/30	241,911	0.2
250,000	#	Playtika Holding Corp., 4.250%, 03/15/29	213,579	0.2
125,000	#	Rackspace Technology Global, Inc., 5.375%, 12/01/28	69,111	0.0
150,000		Seagate HDD Cayman, 3.125%, 07/15/29	119,340	0.1
125,000	#	Virtusa Corp., 7.125%, 12/15/28	98,923	0.1
			1,539,884	1.1
		Utilities: 0.5%
250,000	#	Clearway Energy Operating LLC, 4.750%, 03/15/28	234,531	0.2
200,000	#	Drax Finco PLC, 6.625%, 11/01/25	194,783	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA CREDIT INCOME FUND  AS OF AUGUST 31, 2022 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Utilities (continued)
275,000	#		Vistra Operations Co. LLC, 5.625%, 02/15/27	$265,016	0.2
				694,330	0.5
			Total Corporate Bonds/Notes (Cost $54,790,970)	53,790,061	39.5
Shares				Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 1.7%
135,911	(7	),(8)	24 Hour Fitness Worldwide, Inc.	17,261	0.0
181,068	(7	),(8)	24 Hour Fitness Worldwide, Inc. — Preferred	135,801	0.1
25,562	(7	),(8)	Cineworld Group PLC	2,970	0.0
58,667	(7	),(8)	Covia Specialty Minerals, Inc.	777,338	0.6
23,578	(8)		Cumulus Media, Inc. Class-A	219,747	0.2
14,717	(7	),(8)	Harvey Gulf International Marine LLC	323,774	0.2
9,332	(7	),(8)	Harvey Gulf International Marine LLC — Warrants	205,304	0.2
4,941	(7	),(8)	iQor	19,764	0.0
41,629	(7	),(8)	Longview Power LLC	520,362	0.4
2,581	(7)		Riverbed Technology, Inc.	9,033	0.0
29,663	(7	),(8)	Save-A-Lot, Inc. / Moran Foods	12,370	0.0
42,856	(7	),(8)	The Oneida Group (formerly EveryWare Global, Inc.)	428	0.0
			Total Equities and Other Assets (Cost $2,559,639)	2,244,152	1.7
			Total Investments (Cost $177,067,616)	$168,157,088	123.5
			Liabilities in Excess of Other Assets	(31,959,253)	(23.5)
			Net Assets	$136,197,835	100.0

*  Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

†  Unless otherwise indicated, principal amount is shown in USD.

#  Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(1)  Defaulted senior loan. Currently, the borrower is partially or fully in default with respect to principal and/or interest payments.

(2)  The borrower has filed for protection in federal bankruptcy court.

(3)  All or a portion of this holding is subject to unfunded loan commitments. Please refer to Note 8 for additional details.

(4)  All or a portion of this Senior Loan is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.

(5)  All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.

(6)  Security is not accruing income because the borrower has missed or is expected to miss principal and/or interest payments. The rate shown is the contractual interest rate.

(7)  For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(8)  Non-income producing security.

Reference Rate Abbreviations:

PRIME  Federal Reserve Bank Prime Loan Rate

SOFRRATE  1-day Secured Overnight Financing Rate

TSFR1M  1-month CME Term Secured Overnight Financing Rate

TSFR3M  3-month CME Term Secured Overnight Financing Rate

US0001M  1-month LIBOR

US0001W  1-week LIBOR

US0003M  3-month LIBOR

US0006M  6-month LIBOR

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA CREDIT INCOME FUND  AS OF AUGUST 31, 2022 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of August 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2022
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$53,790,061	$—	$53,790,061
Senior Loans	—	112,122,875	—	112,122,875
Equities and Other Assets	219,747	—	2,024,405	2,244,152
Total Investments, at fair value	$219,747	$165,912,936	$2,024,405	$168,157,088
Other Financial Instruments+
Forward Foreign Currency Contracts	—	51,112	—	51,112
Total Assets	$219,747	$165,964,048	$2,024,405	$168,208,200

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At August 31, 2022, the following forward foreign currency contracts were outstanding for Voya Credit Income Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,140,180	EUR	4,066,000	State Street Bank & Trust Co.	09/13/22	$51,112
						$51,112

Currency Abbreviations

EUR  EU Euro

USD  United States Dollar

The following tables are a summary of the Fund's derivative instruments (not accounted for as hedging instruments) categorized by primary risk exposure.

As of August 31, 2022, the fair value of derivative instruments located in the Statement of Assets and Liabilities were as follows:

Foreign Exchange Contracts
Assets- Derivative Instruments
Forward foreign currency contracts
Unrealized appreciation on forward foreign currency contracts	$51,112
Total Asset Derivatives	$51,112

For the period ended August 31, 2022, the effect of derivative instruments in the Statement of Operations were as follows:

Foreign Exchange Contracts
Net realized gain (loss) on derivatives recognized in income:
Forward foreign currency contracts	$844,691
Total	$844,691
Net change in unrealized appreciation (depreciation) on derivatives recognized in income:
Forward foreign currency contracts	$(105,733)
Total	$(105,733)

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA CREDIT INCOME FUND  AS OF AUGUST 31, 2022 (UNAUDITED) (CONTINUED)

The following table is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at August 31, 2022:

State Street Bank & Trust Co.
Assets:
Forward foreign currency contracts	$51,112
Total Assets	$51,112
Net OTC derivative instruments by counterparty, at fair value	$51,112
Total collateral pledged/(Received from counterparty)	$—
Net Exposure(1)	$51,112

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended August 31, 2022:

	Equities and Other Assets*	Total
Assets:
Beginning balance at February 28, 2022	$—	$—
Purchases	—	—
Sales	—	—
Accrued discounts/(premiums)	—	—
Total realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)**	199,900	199,900
Transfers into Level 3	1,824,505	1,824,505
Transfers out of Level 3	—	—
Ending balance at August 31, 2022	$2,024,405	$2,024,405
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of August 31, 2022***	$199,900	$199,900

*  Securities categorized as Level 3 were fair valued based on a single quotation obtained from a broker. The Fund does not have access to the unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

**  Senior loan transferred into Level 3 due to lack of significant other unobservable inputs.

***  Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at August 31, 2022 may be due to securities no longer held or categorized as Level 3 at period end.

At August 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

  Cost for federal income tax purposes was $178,205,094.

Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$1,155,480
Gross Unrealized Depreciation	(10,200,883)
Net Unrealized Depreciation	$(9,045,403)

See Accompanying Notes to Financial Statements

Voya Credit Income Fund

ADDITIONAL INFORMATION (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund's website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission's ("SEC's") website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund's website at www.voyainvestments.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund's Forms NPORT-P are available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings is available on: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

Investment Adviser

Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Sub-Adviser

Voya Investment Management Co. LLC
230 Park Avenue
New York, New York 10169

Institutional Investors and Analysts

Call Voya Credit Income Fund
1-800-336-3436

Written Requests

Please mail all account inquiries and other comments to:
Voya Credit Income Fund
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Distributor

Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Custodian

State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information at (800) 992-0180

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your investment professional or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

RETIREMENT | INVESTMENTS | INSURANCE

voyainvestments.com

163325

(0822-102022)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Credit Income Fund

By	/s/ Dina Santoro
Dina Santoro
Chief Executive Officer

Date: November 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Dina Santoro
Dina Santoro
Chief Executive Officer

Date: November 3, 2022

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: November 3, 2022